UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Greater China Growth Fund
Semiannual Report
February 28, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2023
Eaton Vance
Greater China Growth Fund

Eaton Vance
Greater China Growth Fund
February 28, 2023
Performance

Portfolio Manager(s) Amay Hattangadi, CFA of Morgan Stanley Investment Management Company and Leon Sun, CFA of Morgan Stanley Asia Limited
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/28/1992	10/28/1992	0.80%	(15.08)%	(0.90)%	4.96%
Class A with 5.25% Maximum Sales Charge	—	—	(4.51)	(19.53)	(1.97)	4.40
Class C at NAV	12/28/1993	10/28/1992	0.39	(15.71)	(1.60)	4.38
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.55)	(16.50)	(1.60)	4.38
Class I at NAV	10/01/2009	10/28/1992	0.94	(14.84)	(0.62)	5.26

MSCI China Index	—	—	(2.83)%	(16.14)%	(5.48)%	2.44%
MSCI Golden Dragon Index	—	—	(0.74)	(15.64)	(1.33)	4.50
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.57%	2.32%	1.32%
Net	1.50	2.25	1.25
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Greater China Growth Fund
February 28, 2023
Fund Profile

Regional Allocation (% of net assets)
Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
AIA Group, Ltd.	13.7%
Tencent Holdings, Ltd.	12.5
Taiwan Semiconductor Manufacturing Co., Ltd.	10.2
PDD Holdings, Inc. ADR	5.8
Meituan, Class B	5.7
KE Holdings, Inc. ADR	3.2
WuXi Biologics Cayman, Inc.	3.2
Onewo, Inc., Class H	3.2
China Mengniu Dairy Co., Ltd.	3.0
China Merchants Bank Co., Ltd., Class H	2.9
Total	63.4%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Greater China Growth Fund
February 28, 2023
Endnotes and Additional Disclosures

[1]	MSCI China Index is designed to measure the large- and mid-cap segments of the Chinese equity market and is part of the broader MSCI Emerging Markets Index. MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective December 31, 2022, the Fund changed its primary benchmark to the MSCI China Index to more closely align with the Fund's intended exposures.
4

Eaton Vance
Greater China Growth Fund
February 28, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (9/1/22)	Ending Account Value (2/28/23)	Expenses Paid During Period* (9/1/22 – 2/28/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,008.00	$ 7.47**	1.50%
Class C	$1,000.00	$1,003.90	$11.18**	2.25%
Class I	$1,000.00	$1,009.40	$ 6.23**	1.25%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.36	$ 7.50**	1.50%
Class C	$1,000.00	$1,013.64	$11.23**	2.25%
Class I	$1,000.00	$1,018.60	$ 6.26**	1.25%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Eaton Vance
Greater China Growth Fund
February 28, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 97.2%
Security	Shares	Value
China — 64.0%
Auto Components — 1.6%
Hesai Group ADR(1)	50,000	$ 936,000
		$ 936,000
Automobiles — 1.2%
BYD Co., Ltd., Class H	27,000	$ 725,874
		$ 725,874
Banks — 2.9%
China Merchants Bank Co., Ltd., Class H	307,500	$ 1,668,649
		$ 1,668,649
Beverages — 3.7%
Kweichow Moutai Co., Ltd., Class A	4,400	$ 1,151,113
Nongfu Spring Co., Ltd., Class H(2)	181,800	1,020,473
		$ 2,171,586
Electrical Equipment — 1.6%
NARI Technology Co., Ltd., Class A	239,184	$ 904,973
		$ 904,973
Electronic Equipment, Instruments & Components — 0.5%
Shanghai Friendess Electronic Technology Corp., Ltd., Class A	9,124	$ 276,501
		$ 276,501
Food Products — 1.9%
Anjoy Foods Group Co., Ltd., Class A	47,600	$ 1,122,851
		$ 1,122,851
Health Care Equipment & Supplies — 2.4%
iRay Technology Co., Ltd., Class A	4,966	$ 297,752
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	24,400	1,102,481
		$ 1,400,233
Hotels, Restaurants & Leisure — 0.7%
Luckin Coffee, Inc. ADR(1)	14,596	$ 433,501
		$ 433,501
Security	Shares	Value
Household Durables — 2.4%
Gree Electric Appliances, Inc., Class A	273,446	$ 1,397,733
		$ 1,397,733
Interactive Media & Services — 12.5%
Tencent Holdings, Ltd.	166,100	$ 7,296,506
		$ 7,296,506
Internet & Direct Marketing Retail — 11.5%
Meituan, Class B(1)(2)	193,510	$ 3,358,352
PDD Holdings, Inc. ADR(1)	38,758	3,400,239
		$ 6,758,591
Life Sciences Tools & Services — 3.2%
WuXi Biologics Cayman, Inc.(1)(2)	267,000	$ 1,869,040
		$ 1,869,040
Machinery — 0.8%
Dongguan Yiheda Automation Co., Ltd., Class A	29,900	$ 254,764
Luoyang Xinqianglian Slewing Bearing Co., Ltd., Class A	23,200	186,472
		$ 441,236
Personal Products — 0.8%
Proya Cosmetics Co., Ltd., Class A	9,300	$ 244,577
Yunnan Botanee Bio-Technology Group Co., Ltd., Class A	11,500	229,235
		$ 473,812
Real Estate Management & Development — 6.4%
KE Holdings, Inc. ADR(1)	104,074	$ 1,899,350
Onewo, Inc., Class H(1)	371,300	1,864,092
		$ 3,763,442
Semiconductors & Semiconductor Equipment — 2.4%
LONGi Green Energy Technology Co., Ltd., Class A	178,787	$ 1,140,256
StarPower Semiconductor, Ltd., Class A	6,600	280,468
		$ 1,420,724
Specialty Retail — 2.0%
China Tourism Group Duty Free Corp., Ltd.(1)(2)	46,300	$ 1,170,973
		$ 1,170,973
Textiles, Apparel & Luxury Goods — 5.5%
ANTA Sports Products, Ltd.	125,000	$ 1,650,653

6
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Li Ning Co., Ltd.	140,000	$ 1,194,579
Shenzhou International Group Holdings, Ltd.	36,300	397,179
		$ 3,242,411
Total China (identified cost $34,771,005)		$37,474,636
Hong Kong — 23.0%
Beverages — 2.3%
China Resources Beer Holdings Co., Ltd.	186,000	$ 1,376,041
		$ 1,376,041
Food Products — 3.0%
China Mengniu Dairy Co., Ltd.	400,000	$ 1,760,668
		$ 1,760,668
Hotels, Restaurants & Leisure — 3.8%
Galaxy Entertainment Group, Ltd.	196,000	$ 1,304,897
Sands China, Ltd.(1)	266,400	924,571
		$ 2,229,468
Insurance — 13.7%
AIA Group, Ltd.	752,600	$ 7,998,640
		$ 7,998,640
Machinery — 0.2%
Morimatsu International Holdings Co., Ltd.(1)	79,000	$ 95,245
		$ 95,245
Total Hong Kong (identified cost $5,886,161)		$13,460,062
Taiwan — 10.2%
Semiconductors & Semiconductor Equipment — 10.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	361,839	$ 5,986,225
Total Taiwan (identified cost $812,457)		$ 5,986,225
Total Common Stocks (identified cost $41,469,623)		$56,920,923

Equity-Linked Securities — 0.8%(3)
Security	Shares	Value
China — 0.8%
Leader Harmonious Drive Systems Co., Ltd., 11/06/23	23,542	$ 445,708
Total Equity-Linked Securities (identified cost $372,239)		$ 445,708

Short-Term Investments — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(4)	1,347,646	$ 1,347,646
Total Short-Term Investments (identified cost $1,347,646)		$ 1,347,646
Total Investments — 100.3% (identified cost $43,189,508)		$58,714,277
Other Assets, Less Liabilities — (0.3)%		$ (150,389)
Net Assets — 100.0%		$58,563,888
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2023, the aggregate value of these securities is $7,418,838 or 12.7% of the Fund's net assets.
(3)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (UBS AG) in addition to the market risk of the underlying security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 28, 2023.
Abbreviations:
ADR	– American Depositary Receipt

7
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2023
Statement of Assets and Liabilities (Unaudited)

February 28, 2023
Assets
Unaffiliated investments, at value (identified cost $41,841,862)	$ 57,366,631
Affiliated investment, at value (identified cost $1,347,646)	1,347,646
Dividends receivable	399,607
Dividends receivable from affiliated investment	6,346
Receivable for Fund shares sold	35,330
Receivable from affiliates	2,549
Total assets	$59,158,109
Liabilities
Payable for investments purchased	$ 399,517
Payable for Fund shares redeemed	39,735
Payable to affiliates:
Investment adviser fee	35,549
Administration fee	7,162
Distribution and service fees	10,837
Accrued expenses	101,421
Total liabilities	$ 594,221
Net Assets	$58,563,888
Sources of Net Assets
Paid-in capital	$ 46,963,895
Distributable earnings	11,599,993
Net Assets	$58,563,888
Class A Shares
Net Assets	$ 49,850,801
Shares Outstanding	2,777,749
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.95
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 18.94
Class C Shares
Net Assets	$ 854,476
Shares Outstanding	52,405
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 16.31
Class I Shares
Net Assets	$ 7,858,611
Shares Outstanding	430,755
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.24
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2023
Statement of Operations  (Unaudited)

Six Months Ended
February 28, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $24,898)	$ 193,659
Dividend income from affiliated investment	29,096
Non-cash dividend income	401,602
Total investment income	$ 624,357
Expenses
Investment adviser fee	$ 215,597
Administration fee	43,119
Distribution and service fees:
Class A	60,817
Class C	4,251
Trustees’ fees and expenses	2,162
Custodian fee	18,527
Transfer and dividend disbursing agent fees	59,241
Legal and accounting services	28,447
Printing and postage	11,213
Registration fees	23,713
Miscellaneous	7,684
Total expenses	$ 474,771
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 52,146
Total expense reductions	$ 52,146
Net expenses	$ 422,625
Net investment income	$ 201,732
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (3,820,399)
Foreign currency transactions	(24,806)
Net realized loss	$(3,845,205)
Change in unrealized appreciation (depreciation):
Investments	$ 3,656,626
Foreign currency	21,749
Net change in unrealized appreciation (depreciation)	$ 3,678,375
Net realized and unrealized loss	$ (166,830)
Net increase in net assets from operations	$ 34,902
9
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2023
Statements of Changes in Net Assets

	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 201,732	$ 120,765
Net realized gain (loss)	(3,845,205)	7,576,037
Net change in unrealized appreciation (depreciation)	3,678,375	(32,569,875)
Net increase (decrease) in net assets from operations	$ 34,902	$ (24,873,073)
Distributions to shareholders:
Class A	$ (2,918,441)	$ (3,954,941)
Class C	(54,815)	(76,647)
Class I	(440,721)	(1,004,963)
Total distributions to shareholders	$ (3,413,977)	$ (5,036,551)
Transactions in shares of beneficial interest:
Class A	$ (881,059)	$ (6,417,887)
Class C	(40,795)	(48,736)
Class I	(170,481)	(10,879,411)
Net decrease in net assets from Fund share transactions	$ (1,092,335)	$ (17,346,034)
Net decrease in net assets	$ (4,471,410)	$ (47,255,658)
Net Assets
At beginning of period	$ 63,035,298	$110,290,956
At end of period	$58,563,888	$ 63,035,298
10
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2023
Financial Highlights

	Class A
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 18.880	$ 26.870	$ 27.280	$ 23.200	$ 24.560	$ 25.480
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.060	$ 0.029	$ (0.015)	$ 0.086	$ 0.094	$ 0.094
Net realized and unrealized gain (loss)	0.086 (2)	(6.705)	2.383	4.785	0.604	1.861
Total income (loss) from operations	$ 0.146	$ (6.676)	$ 2.368	$ 4.871	$ 0.698	$ 1.955
Less Distributions
From net investment income	$ —	$ —	$ (0.072)	$ (0.074)	$ (0.153)	$ (0.165)
From net realized gain	(1.076)	(1.314)	(2.706)	(0.717)	(1.905)	(2.710)
Total distributions	$ (1.076)	$ (1.314)	$ (2.778)	$ (0.791)	$ (2.058)	$ (2.875)
Net asset value — End of period	$17.950	$18.880	$26.870	$27.280	$23.200	$24.560
Total Return(3)	0.80% (4)(5)	(26.08)% (4)	8.48%	21.44%	3.65%	7.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 49,851	$ 53,597	$ 84,359	$ 85,096	$ 78,942	$ 72,953
Ratios (as a percentage of average daily net assets):
Expenses	1.50% (4)(6)(7)	1.53% (4)(7)	1.73%	1.80%	1.83%	1.82%
Net investment income (loss)	0.69% (6)	0.13%	(0.05)%	0.36%	0.41%	0.36%
Portfolio Turnover	18% (5)	78%	10%	9%	17%	12%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The sub-adviser and/or administrator reimbursed certain operating expenses (equal to 0.18% and 0.07% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022).
11
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2023
Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 17.320	$ 24.930	$ 25.350	$ 21.690	$ 23.090	$ 24.120
Income (Loss) From Operations
Net investment loss(1)	$ (0.008)	$ (0.126)	$ (0.206)	$ (0.106)	$ (0.170)	$ (0.090)
Net realized and unrealized gain (loss)	0.074 (2)	(6.170)	2.227	4.483	0.675	1.770
Total income (loss) from operations	$ 0.066	$ (6.296)	$ 2.021	$ 4.377	$ 0.505	$ 1.680
Less Distributions
From net realized gain	$ (1.076)	$ (1.314)	$ (2.441)	$ (0.717)	$ (1.905)	$ (2.710)
Total distributions	$ (1.076)	$ (1.314)	$ (2.441)	$ (0.717)	$ (1.905)	$ (2.710)
Net asset value — End of period	$16.310	$17.320	$24.930	$25.350	$21.690	$23.090
Total Return(3)	0.39% (4)(5)	(26.60)% (4)	7.74%	20.59%	2.94%	6.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 854	$ 955	$ 1,460	$ 2,261	$ 3,736	$ 12,163
Ratios (as a percentage of average daily net assets):
Expenses	2.25% (4)(6)(7)	2.28% (4)(7)	2.43%	2.50%	2.53%	2.52%
Net investment loss	(0.10)% (6)	(0.61)%	(0.77)%	(0.47)%	(0.80)%	(0.37)%
Portfolio Turnover	18% (5)	78%	10%	9%	17%	12%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The sub-adviser and/or administrator reimbursed certain operating expenses (equal to 0.18% and 0.07% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022).
12
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2023
Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 19.150	$ 27.170	$ 27.550	$ 23.420	$ 24.790	$ 25.680
Income (Loss) From Operations
Net investment income(1)	$ 0.075	$ 0.067	$ 0.094	$ 0.109	$ 0.302	$ 0.168
Net realized and unrealized gain (loss)	0.091 (2)	(6.773)	2.383	4.883	0.466	1.889
Total income (loss) from operations	$ 0.166	$ (6.706)	$ 2.477	$ 4.992	$ 0.768	$ 2.057
Less Distributions
From net investment income	$ —	$ —	$ (0.151)	$ (0.145)	$ (0.233)	$ (0.237)
From net realized gain	(1.076)	(1.314)	(2.706)	(0.717)	(1.905)	(2.710)
Total distributions	$ (1.076)	$ (1.314)	$ (2.857)	$ (0.862)	$ (2.138)	$ (2.947)
Net asset value — End of period	$18.240	$19.150	$27.170	$27.550	$23.420	$24.790
Total Return(3)	0.94% (4)(5)	(25.89)% (4)	8.81%	21.81%	3.94%	8.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 7,859	$ 8,483	$ 24,472	$ 17,646	$ 21,552	$ 9,875
Ratios (as a percentage of average daily net assets):
Expenses	1.25% (4)(6)(7)	1.28% (4)(7)	1.43%	1.50%	1.53%	1.52%
Net investment income	0.85% (6)	0.29%	0.32%	0.45%	1.29%	0.64%
Portfolio Turnover	18% (5)	78%	10%	9%	17%	12%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The sub-adviser and/or administrator reimbursed certain operating expenses (equal to 0.18% and 0.07% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022).
13
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
14

Eaton Vance
Greater China Growth Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Equity-Linked Securities—Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Interim Financial Statements—The interim financial statements relating to February 28, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At August 31, 2022, the Fund had a late year ordinary loss of $281,171 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
15

Eaton Vance
Greater China Growth Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 43,189,508
Gross unrealized appreciation	$ 21,878,111
Gross unrealized depreciation	(6,353,342)
Net unrealized appreciation	$ 15,524,769
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $1.5 billion	0.675%
$1.5 billion but less than $2 billion	0.675%
$2 billion but less than $3 billion	0.660%
$3 billion and over	0.580%
For the six months ended February 28, 2023, the investment adviser fee amounted to $215,597 or 0.75% (annualized) of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Morgan Stanley Investment Management Company (MSIM Company), a wholly-owned subsidiary of Morgan Stanley. MSIM Company uses the portfolio management, research and other resources of its affiliate, Morgan Stanley Asia Limited (MSAL), in rendering investment advisory services to the Fund. MSAL has entered into a Memorandum of Understanding with MSIM Company pursuant to which MSAL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. BMR pays MSIM Company a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended February 28, 2023, the investment adviser fee paid was reduced by $1,304 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2023, the administration fee amounted to $43,119.
EVM and MSIM Company have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after December 31, 2023. Pursuant to this agreement, EVM and MSIM Company were allocated $50,842 in total of the Fund’s operating expenses for the six months ended February 28, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2023, EVM earned $21,103 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $736 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
16

Eaton Vance
Greater China Growth Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2023 amounted to $60,817 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2023, the Fund paid or accrued to EVD $3,188 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2023 amounted to $1,063 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2023, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than equity-linked securities and short-term obligations, aggregated $9,862,654 and $12,643,969, respectively, for the six months ended February 28, 2023. Purchases and sales of equity-linked securities aggregated $372,239 and $674,747, respectively, for the six months ended February 28, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	41,231	$ 749,153	79,042	$ 1,725,625
Issued to shareholders electing to receive payments of distributions in Fund shares	142,913	2,553,864	137,723	3,474,746
Redemptions	(244,692)	(4,184,076)	(518,154)	(11,618,258)
Net decrease	(60,548)	$ (881,059)	(301,389)	$ (6,417,887)
17

Eaton Vance
Greater China Growth Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class C
Sales	1,168	$ 19,676	4,110	$ 87,160
Issued to shareholders electing to receive payments of distributions in Fund shares	3,369	54,815	3,295	76,647
Redemptions	(7,297)	(115,286)	(10,816)	(212,543)
Net decrease	(2,760)	$ (40,795)	(3,411)	$ (48,736)
Class I
Sales	439,620	$ 8,416,210	291,196	$ 7,348,935
Issued to shareholders electing to receive payments of distributions in Fund shares	23,738	431,078	38,837	992,290
Redemptions	(475,532)	(9,017,769)	(787,896)	(19,220,636)
Net decrease	(12,174)	$ (170,481)	(457,863)	$(10,879,411)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2023.
9  Investments in Affiliated Funds
At February 28, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,347,646, which represents 2.3% of the Fund's net assets. Transactions in such funds by the Fund for the six months ended February 28, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,624,187	$15,416,329	$(16,692,870)	$ —	$ —	$1,347,646	$29,096	1,347,646
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
18

Eaton Vance
Greater China Growth Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 7,296,506	$ —	$ 7,296,506
Consumer Discretionary	4,769,740	12,124,811	—	16,894,551
Consumer Staples	—	6,904,958	—	6,904,958
Financials	—	9,667,289	—	9,667,289
Health Care	—	3,269,273	—	3,269,273
Industrials	—	1,441,454	—	1,441,454
Information Technology	—	7,683,450	—	7,683,450
Real Estate	1,899,350	1,864,092	—	3,763,442
Total Common Stocks	$6,669,090	$50,251,833*	$ —	$56,920,923
Equity-Linked Securities	$ —	$ 445,708	$ —	$ 445,708
Short-Term Investments	1,347,646	—	—	1,347,646
Total Investments	$8,016,736	$50,697,541	$ —	$58,714,277
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The securities markets in the China region, which includes Hong Kong, China and Taiwan, are impacted by the economies of countries in the region, which differ from the U.S. economy in various ways, such as structure, general development, government involvement, wealth distribution, interest rates, rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies and governmental actions of their principal trading partners, such as the imposition of trading restrictions and tariffs. China’s governmental actions and the actions of other governments can also have a significant effect on the economic conditions in the China region or a particular issuer or industry, which could adversely affect the value and liquidity of investments. A government may restrict investment in companies or industries considered important to national interests, intervene in the financial markets, maintain strict currency controls, or impose repatriation restrictions. Although larger and/or more established than many emerging markets, markets in the China region carry the high levels of risk associated with emerging markets.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
19

Eaton Vance
Greater China Growth Fund
February 28, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustees
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
20

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
21

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
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Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
22

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
23

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Morgan Stanley Investment Management Company
23 Church Street, 16-01 Capital Square
Singapore 049481
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7705    2.28.23

Eaton Vance
Worldwide Health Sciences Fund
Semiannual Report
February 28, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2023
Eaton Vance
Worldwide Health Sciences Fund

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Performance

Portfolio Manager(s) Jason Kritzer, CFA, of Eaton Vance Management and Samantha Pandolfi, CFA, of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/26/1985	07/26/1985	1.83%	(5.18)%	9.73%	11.29%
Class A with 5.25% Maximum Sales Charge	—	—	(3.52)	(10.15)	8.56	10.69
Class C at NAV	01/05/1998	07/26/1985	1.44	(5.87)	8.90	10.60
Class C with 1% Maximum Deferred Sales Charge	—	—	0.46	(6.77)	8.90	10.60
Class I at NAV	10/01/2009	07/26/1985	1.94	(4.92)	10.01	11.57
Class R at NAV	09/08/2003	07/26/1985	1.64	(5.42)	9.45	11.01

MSCI World Health Care Index	—	—	3.58%	(2.23)%	8.95%	10.60%
S&P 500® Index	—	—	1.26	(7.69)	9.82	12.24
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
Gross	1.22%	1.97%	0.97%	1.47%
Net	1.21	1.96	0.96	1.46
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Country Allocation (% of net assets)
Top 10 Holdings (% of net assets)[1]
UnitedHealth Group, Inc.	7.3%
AbbVie, Inc.	5.6
Novo Nordisk A/S, Class B	4.9
Thermo Fisher Scientific, Inc.	4.7
AstraZeneca PLC	4.7
Johnson & Johnson	4.6
Eli Lilly & Co.	4.6
Roche Holding AG PC	4.4
Danaher Corp.	3.9
Bristol-Myers Squibb Co.	3.9
Total	48.6%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Endnotes and Additional Disclosures

[1]	MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (9/1/22)	Ending Account Value (2/28/23)	Expenses Paid During Period* (9/1/22 – 2/28/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,018.30	$5.65**	1.13%
Class C	$1,000.00	$1,014.40	$9.39**	1.88%
Class I	$1,000.00	$1,019.40	$4.41**	0.88%
Class R	$1,000.00	$1,016.40	$6.90**	1.38%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.19	$5.66**	1.13%
Class C	$1,000.00	$1,015.47	$9.39**	1.88%
Class I	$1,000.00	$1,020.43	$4.41**	0.88%
Class R	$1,000.00	$1,017.95	$6.90**	1.38%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 97.4%
Security	Shares	Value
Biotechnology — 13.0%
AbbVie, Inc.	354,650	$ 54,580,635
Abcam PLC, ADR(1)	371,519	5,353,589
argenx SE ADR(1)	22,042	8,067,813
Blueprint Medicines Corp.(1)	51,234	2,170,784
CSL, Ltd.	101,354	20,166,116
Gilead Sciences, Inc.	214,388	17,264,666
Neurocrine Biosciences, Inc.(1)	170,963	17,626,285
Travere Therapeutics, Inc.(1)	121,514	2,692,750
		$127,922,638
Containers & Packaging — 0.5%
AptarGroup, Inc.	44,675	$ 5,214,466
		$ 5,214,466
Health Care Distributors — 0.6%
Amplifon SpA	189,111	$ 5,468,158
		$ 5,468,158
Health Care Equipment — 14.3%
Boston Scientific Corp.(1)	592,910	$ 27,700,755
Envista Holdings Corp.(1)	206,075	7,966,860
Intuitive Surgical, Inc.(1)	121,108	27,780,964
Straumann Holding AG	84,956	11,263,106
Stryker Corp.	119,919	31,524,307
Teleflex, Inc.	57,793	13,768,026
Zimmer Biomet Holdings, Inc.	165,049	20,444,620
		$140,448,638
Health Care Services — 2.0%
Agiliti, Inc.(1)	702,673	$ 13,392,947
R1 RCM, Inc.(1)	444,015	6,305,013
		$ 19,697,960
Health Care Supplies — 4.1%
Alcon, Inc.	223,253	$ 15,222,007
Asahi Intecc Co., Ltd.	255,800	4,355,262
Cooper Cos., Inc. (The)	41,324	13,511,708
Neogen Corp.(1)	420,833	7,444,536
		$ 40,533,513
Health Care Technology — 1.1%
JMDC, Inc.	173,100	$ 5,465,353
Security	Shares	Value
Health Care Technology (continued)
M3, Inc.	226,300	$ 5,396,624
		$ 10,861,977
Life Sciences Tools & Services — 12.4%
Danaher Corp.	156,858	$ 38,827,061
Illumina, Inc.(1)	22,309	4,443,953
Lonza Group AG	25,000	14,891,031
Thermo Fisher Scientific, Inc.	85,704	46,430,999
Waters Corp.(1)	55,485	17,249,731
		$121,842,775
Managed Health Care — 10.4%
Centene Corp.(1)	240,819	$ 16,472,020
Humana, Inc.	27,524	13,624,930
UnitedHealth Group, Inc.	152,035	72,359,538
		$102,456,488
Pharmaceuticals — 39.0%
AstraZeneca PLC	352,194	$ 45,883,130
Bristol-Myers Squibb Co.	550,361	37,952,895
Dechra Pharmaceuticals PLC	227,283	7,465,642
Eli Lilly & Co.	146,506	45,595,597
Johnson & Johnson	297,538	45,600,674
Merck & Co., Inc.	163,675	17,388,832
Novo Nordisk A/S, Class B	342,377	48,362,551
Pfizer, Inc.	359,209	14,573,109
Roche Holding AG PC	149,632	43,144,721
Royalty Pharma PLC, Class A	320,270	11,481,679
Sanofi	368,356	34,440,639
Zoetis, Inc.	188,079	31,409,193
		$383,298,662
Total Common Stocks (identified cost $646,330,575)		$957,745,275

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
Biotechnology — 0.1%
Caris Life Sciences, Inc., Series D(1)(2)(3)	370,370	$ 440,740
Total Convertible Preferred Stocks (identified cost $3,000,000)		$ 440,740

6
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 2.2%
Security	Shares	Value
Equity Funds — 2.2%
iShares Global Healthcare ETF	64,090	$ 5,165,654
SPDR S&P Biotech ETF(4)	194,177	16,087,565
Total Exchange-Traded Funds (identified cost $19,108,656)		$ 21,253,219

Short-Term Investments — 1.5%
Affiliated Fund — 0.0%(5)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(6)	2,974	$ 2,974
Total Affiliated Fund (identified cost $2,974)		$ 2,974

Securities Lending Collateral — 1.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%(7)	14,879,340	$ 14,879,340
Total Securities Lending Collateral (identified cost $14,879,340)		$ 14,879,340
Total Short-Term Investments (identified cost $14,882,314)		$ 14,882,314
Total Investments — 101.2% (identified cost $683,321,545)		$994,321,548
Other Assets, Less Liabilities — (1.2)%		$ (11,349,749)
Net Assets — 100.0%		$982,971,799
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).
(3)	Restricted security (see Note 8).
(4)	All or a portion of this security was on loan at February 28, 2023. The aggregate market value of securities on loan at February 28, 2023 was $14,675,635.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 28, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	77.5%	$761,433,424
United Kingdom	6.0	58,702,361
Denmark	4.9	48,362,551
Switzerland	4.2	41,376,144
France	3.5	34,440,639
Japan	1.5	15,217,239
Netherlands	0.8	8,067,813
Italy	0.6	5,468,158
Exchange-Traded Funds	2.2	21,253,219
Total Investments	101.2%	$994,321,548
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate

7
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Statement of Assets and Liabilities (Unaudited)

February 28, 2023
Assets
Unaffiliated investments, at value (identified cost $683,318,571) — including $14,675,635 of securities on loan	$ 994,318,574
Affiliated investment, at value (identified cost $2,974)	2,974
Dividends receivable	1,473,309
Dividends receivable from affiliated investment	2,205
Receivable for investments sold	4,939,946
Receivable for Fund shares sold	875,568
Securities lending income receivable	2,878
Tax reclaims receivable	1,821,935
Receivable from affiliates	23,522
Total assets	$1,003,460,911
Liabilities
Demand note payable	$ 70,000
Collateral for securities loaned	14,879,340
Payable for investments purchased	3,041,220
Payable for Fund shares redeemed	1,251,579
Payable to affiliates:
Investment adviser fee	461,368
Administration fee	117,271
Distribution and service fees	188,322
Accrued expenses	480,012
Total liabilities	$ 20,489,112
Net Assets	$ 982,971,799
Sources of Net Assets
Paid-in capital	$ 666,228,546
Distributable earnings	316,743,253
Net Assets	$ 982,971,799
Class A Shares
Net Assets	$ 686,899,605
Shares Outstanding	56,529,217
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.15
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 12.82
Class C Shares
Net Assets	$ 33,890,636
Shares Outstanding	2,754,013
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 12.31
Class I Shares
Net Assets	$ 201,348,125
Shares Outstanding	16,016,896
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.57
8
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Statement of Assets and Liabilities (Unaudited) — continued

February 28, 2023
Class R Shares
Net Assets	$60,833,433
Shares Outstanding	4,594,485
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.24
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Statement of Operations  (Unaudited)

Six Months Ended
February 28, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $6,036)	$ 5,600,381
Dividend income from affiliated investment	12,287
Securities lending income, net	2,878
Total investment income	$ 5,615,546
Expenses
Investment adviser fee	$ 3,075,097
Administration fee	761,829
Distribution and service fees:
Class A	882,583
Class C	189,328
Class R	154,024
Trustees’ fees and expenses	34,771
Custodian fee	135,271
Transfer and dividend disbursing agent fees	522,867
Legal and accounting services	42,081
Printing and postage	44,810
Registration fees	35,769
Miscellaneous	28,470
Total expenses	$ 5,906,900
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 225,570
Total expense reductions	$ 225,570
Net expenses	$ 5,681,330
Net investment loss	$ (65,784)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 27,938,183
Foreign currency transactions	(69,384)
Net realized gain	$27,868,799
Change in unrealized appreciation (depreciation):
Investments	$ (8,438,231)
Foreign currency	75,698
Net change in unrealized appreciation (depreciation)	$ (8,362,533)
Net realized and unrealized gain	$19,506,266
Net increase in net assets from operations	$19,440,482
10
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Statements of Changes in Net Assets

	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ (65,784)	$ 2,460,382
Net realized gain	27,868,799	40,571,673
Net change in unrealized appreciation (depreciation)	(8,362,533)	(173,899,776)
Net increase (decrease) in net assets from operations	$ 19,440,482	$ (130,867,721)
Distributions to shareholders:
Class A	$ (31,184,360)	$ (66,291,888)
Class C	(1,571,533)	(3,766,261)
Class I	(9,520,729)	(17,276,987)
Class R	(2,378,115)	(4,963,619)
Total distributions to shareholders	$ (44,654,737)	$ (92,298,755)
Transactions in shares of beneficial interest:
Class A	$ 899,128	$ 8,909,806
Class C	(4,819,118)	(6,911,777)
Class I	(3,283,837)	30,332,956
Class R	3,122,005	1,486,840
Net increase (decrease) in net assets from Fund share transactions	$ (4,081,822)	$ 33,817,825
Net decrease in net assets	$ (29,296,077)	$ (189,348,651)
Net Assets
At beginning of period	$1,012,267,876	$ 1,201,616,527
At end of period	$ 982,971,799	$1,012,267,876
11
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Financial Highlights

	Class A
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.450	$ 15.260	$ 13.380	$ 11.610	$ 11.700	$ 10.710
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.001)	$ 0.030	$ 0.040	$ 0.061	$ 0.069	$ 0.033
Net realized and unrealized gain (loss)	0.263	(1.634)	2.795	2.377	0.413	1.248
Total income (loss) from operations	$ 0.262	$ (1.604)	$ 2.835	$ 2.438	$ 0.482	$ 1.281
Less Distributions
From net investment income	$ (0.027)	$ (0.035)	$ (0.066)	$ (0.072)	$ (0.035)	$ —
From net realized gain	(0.535)	(1.171)	(0.889)	(0.596)	(0.537)	(0.291)
Total distributions	$ (0.562)	$ (1.206)	$ (0.955)	$ (0.668)	$ (0.572)	$ (0.291)
Net asset value — End of period	$ 12.150	$ 12.450	$ 15.260	$ 13.380	$ 11.610	$ 11.700
Total Return(2)(3)	1.83% (4)	(11.32)%	22.58%	21.74%	4.35%	12.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$686,900	$703,965	$853,051	$761,814	$698,865	$654,296
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.13% (6)(7)	1.20% (7)	1.16%	1.22%	1.09%	1.06%
Net investment income (loss)	(0.02)% (6)	0.22%	0.30%	0.50%	0.61%	0.31%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	32%	37%
Portfolio Turnover of the Fund	12% (4)	27%	32%	38%	3% (9)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.04%, 0.01%, 0.01%, 0.04%, 0.07% and 0.06% of average daily net assets for the six months ended February 28, 2023 and the years ended August 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.
References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.
12
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.630	$ 15.440	$ 13.500	$ 11.690	$ 11.770	$ 10.850
Income (Loss) From Operations
Net investment loss(1)	$ (0.049)	$ (0.076)	$ (0.065)	$ (0.032)	$ (0.040)	$ (0.048)
Net realized and unrealized gain (loss)	0.264	(1.648)	2.836	2.384	0.437	1.259
Total income (loss) from operations	$ 0.215	$ (1.724)	$ 2.771	$ 2.352	$ 0.397	$ 1.211
Less Distributions
From net realized gain	$ (0.535)	$ (1.086)	$ (0.831)	$ (0.542)	$ (0.477)	$ (0.291)
Total distributions	$ (0.535)	$ (1.086)	$ (0.831)	$ (0.542)	$ (0.477)	$ (0.291)
Net asset value — End of period	$12.310	$12.630	$15.440	$13.500	$11.690	$ 11.770
Total Return(2)(3)	1.44% (4)	(11.91)%	21.68%	20.70%	3.54%	11.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 33,891	$ 39,615	$ 56,172	$ 62,657	$ 63,886	$177,727
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.88% (6)(7)	1.95% (7)	1.91%	1.97%	1.84%	1.81%
Net investment loss	(0.78)% (6)	(0.54)%	(0.47)%	(0.26)%	(0.35)%	(0.45)%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	32%	37%
Portfolio Turnover of the Fund	12% (4)	27%	32%	38%	3% (9)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.04%, 0.01%, 0.01%, 0.04%, 0.07% and 0.06% of average daily net assets for the six months ended February 28, 2023 and the years ended August 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.
References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.
13
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.880	$ 15.740	$ 13.770	$ 11.930	$ 12.010	$ 10.960
Income (Loss) From Operations
Net investment income(1)	$ 0.015	$ 0.068	$ 0.077	$ 0.094	$ 0.098	$ 0.061
Net realized and unrealized gain (loss)	0.271	(1.686)	2.881	2.443	0.424	1.280
Total income (loss) from operations	$ 0.286	$ (1.618)	$ 2.958	$ 2.537	$ 0.522	$ 1.341
Less Distributions
From net investment income	$ (0.061)	$ (0.071)	$ (0.099)	$ (0.101)	$ (0.065)	$ —
From net realized gain	(0.535)	(1.171)	(0.889)	(0.596)	(0.537)	(0.291)
Total distributions	$ (0.596)	$ (1.242)	$ (0.988)	$ (0.697)	$ (0.602)	$ (0.291)
Net asset value — End of period	$ 12.570	$ 12.880	$ 15.740	$ 13.770	$ 11.930	$ 12.010
Total Return(2)(3)	1.94% (4)	(11.07)%	22.89%	22.04%	4.60%	12.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$201,348	$209,646	$221,892	$192,629	$169,013	$173,054
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.88% (6)(7)	0.95% (7)	0.91%	0.97%	0.84%	0.81%
Net investment income	0.23% (6)	0.47%	0.55%	0.75%	0.84%	0.56%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	32%	37%
Portfolio Turnover of the Fund	12% (4)	27%	32%	38%	3% (9)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.04%, 0.01%, 0.01%, 0.04%, 0.07% and 0.06% of average daily net assets for the six months ended February 28, 2023 and the years ended August 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.
References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.
14
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Financial Highlights — continued

	Class R
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.520	$ 16.450	$ 14.350	$ 12.400	$ 12.460	$ 11.410
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.018)	$ (0.004)	$ 0.008	$ 0.033	$ 0.042	$ 0.008
Net realized and unrealized gain (loss)	0.273	(1.761)	3.008	2.547	0.440	1.333
Total income (loss) from operations	$ 0.255	$ (1.765)	$ 3.016	$ 2.580	$ 0.482	$ 1.341
Less Distributions
From net investment income	$ —	$ —	$ (0.027)	$ (0.034)	$ (0.005)	$ —
From net realized gain	(0.535)	(1.165)	(0.889)	(0.596)	(0.537)	(0.291)
Total distributions	$ (0.535)	$ (1.165)	$ (0.916)	$ (0.630)	$ (0.542)	$ (0.291)
Net asset value — End of period	$13.240	$13.520	$16.450	$14.350	$12.400	$12.460
Total Return(2)(3)	1.64% (4)	(11.46)%	22.24%	21.46%	4.07%	12.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 60,833	$ 59,042	$ 70,502	$ 60,480	$ 57,674	$ 60,883
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.38% (6)(7)	1.45% (7)	1.41%	1.47%	1.34%	1.31%
Net investment income (loss)	(0.27)% (6)	(0.02)%	0.05%	0.25%	0.35%	0.07%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	32%	37%
Portfolio Turnover of the Fund	12% (4)	27%	32%	38%	3% (9)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.04%, 0.01%, 0.01%, 0.04%, 0.07% and 0.06% of average daily net assets for the six months ended February 28, 2023 and the years ended August 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.
References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.
15
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
16

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to February 28, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 693,816,710
Gross unrealized appreciation	$ 327,510,810
Gross unrealized depreciation	(27,005,972)
Net unrealized appreciation	$ 300,504,838
17

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.675%
$500 million but less than $1 billion	0.590%
$1 billion but less than $1.5 billion	0.520%
$1.5 billion but less than $2 billion	0.490%
$2 billion but less than $2.5 billion	0.470%
$2.5 billion and over	0.450%
In addition, EVM’s fee is subject to an upward or downward performance adjustment of up to 0.15% (annually) of the average daily net assets of the Fund depending on whether, and to what extent, the investment performance of the Fund differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the six months ended February 28, 2023, the investment adviser fee, net of a downward performance adjustment of $122,316, amounted to $3,075,097 or 0.61% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended February 28, 2023, the investment adviser fee paid was reduced by $632 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2023, the administration fee amounted to $761,829.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, any performance-based adjustment to an asset-based investment advisory fee, borrowing costs, taxes or litigation expenses) exceed 1.15%, 1.90%, 0.90% and 1.40% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after December 31, 2023. Pursuant to this agreement, EVM and EVAIL were allocated $224,938 in total of the Fund’s operating expenses for the six months ended February 28, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2023, EVM earned $106,701 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,708 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended February 28, 2023 in the amount of $1,074. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2023 amounted to $882,583 for Class A shares.
18

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2023, the Fund paid or accrued to EVD $141,996 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 28, 2023, the Fund paid or accrued to EVD $77,012 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2023 amounted to $47,332 and $77,012 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2023, the Fund was informed that EVD received approximately $900 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $124,901,522 and $173,184,279, respectively, for the six months ended February 28, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,017,637	$ 12,857,422	2,258,823	$ 31,150,028
Issued to shareholders electing to receive payments of distributions in Fund shares	2,158,139	27,926,322	4,271,900	59,208,531
Redemptions	(3,167,505)	(39,884,616)	(5,908,980)	(81,448,753)
Net increase	8,271	$ 899,128	621,743	$ 8,909,806
Class C
Sales	99,007	$ 1,255,479	294,080	$ 4,126,857
Issued to shareholders electing to receive payments of distributions in Fund shares	117,840	1,547,245	261,484	3,694,767
Redemptions	(599,925)	(7,621,842)	(1,055,634)	(14,733,401)
Net decrease	(383,078)	$ (4,819,118)	(500,070)	$ (6,911,777)
19

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	964,931	$ 12,549,010	3,356,941	$ 47,200,529
Issued to shareholders electing to receive payments of distributions in Fund shares	600,437	8,033,848	993,064	14,210,739
Redemptions	(1,821,665)	(23,866,695)	(2,171,883)	(31,078,312)
Net increase (decrease)	(256,297)	$ (3,283,837)	2,178,122	$ 30,332,956
Class R
Sales	375,703	$ 5,114,094	617,456	$ 9,420,764
Issued to shareholders electing to receive payments of distributions in Fund shares	168,280	2,374,426	328,900	4,956,530
Redemptions	(317,743)	(4,366,515)	(862,826)	(12,890,454)
Net increase	226,240	$ 3,122,005	83,530	$ 1,486,840
8  Restricted Securities
At February 28, 2023, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
Caris Life Sciences, Inc., Series D	5/12/21, 9/23/21	370,370	$ 3,000,000	$ 440,740
Total Restricted Securities			$3,000,000	$440,740
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At February 28, 2023, the Fund had a balance outstanding pursuant to this line of credit of $70,000 at an annual interest rate of 5.57%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at February 28, 2023. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 12) at February 28, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2023.
20

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

10  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $14,675,635 and $14,879,340, respectively. Collateral received was comprised of cash. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$14,879,340	$ —	$ —	$ —	$14,879,340
The carrying amount of the liability for collateral for securities loaned at February 28, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at February 28, 2023.
11  Investments in Affiliated Funds
At February 28, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,974, which represents less than 0.05% of the Fund's net assets. Transactions in such funds by the Fund for the six months ended February 28, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,945,086	$35,188,130	$(37,130,242)	$ —	$ —	$2,974	$12,287	2,974
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
21

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

At February 28, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Biotechnology	$ 107,756,522	$ 20,166,116	$ —	$ 127,922,638
Containers & Packaging	5,214,466	—	—	5,214,466
Health Care Distributors	—	5,468,158	—	5,468,158
Health Care Equipment	129,185,532	11,263,106	—	140,448,638
Health Care Services	19,697,960	—	—	19,697,960
Health Care Supplies	20,956,244	19,577,269	—	40,533,513
Health Care Technology	—	10,861,977	—	10,861,977
Life Sciences Tools & Services	106,951,744	14,891,031	—	121,842,775
Managed Health Care	102,456,488	—	—	102,456,488
Pharmaceuticals	204,001,979	179,296,683	—	383,298,662
Total Common Stocks	$696,220,935	$261,524,340**	$ —	$957,745,275
Convertible Preferred Stocks	$ —	$ —	$ 440,740	$ 440,740
Exchange-Traded Funds	21,253,219	—	—	21,253,219
Short-Term Investments:
Affiliated Fund	2,974	—	—	2,974
Securities Lending Collateral	14,879,340	—	—	14,879,340
Total Investments	$732,356,468	$261,524,340	$440,740	$994,321,548
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended February 28, 2023 is not presented.
13  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Concentration of Risk
As the Fund invests a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, it may be affected by developments that adversely affect such companies. These developments include product obsolescence, the failure of a company to develop new products and the expiration of patent rights. The value of the Fund’s interests can also be impacted by regulatory activities that affect health sciences companies. The Fund has historically held approximately 60 stocks or less at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the
22

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
23

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
24

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
25

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
27

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7707    2.28.23

Eaton Vance
Richard Bernstein Equity
Strategy Fund
Semiannual Report
February 28, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2023
Eaton Vance
Richard Bernstein Equity Strategy Fund

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Performance

Portfolio Manager(s) Richard Bernstein, Matthew Griswold, CFA, Henry Timmons, CFA and Dan Suzuki, CFA, each of Richard Bernstein Advisors LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/12/2010	10/12/2010	2.10%	(8.73)%	4.96%	7.84%
Class A with 5.25% Maximum Sales Charge	—	—	(3.28)	(13.50)	3.83	7.26
Class C at NAV	10/12/2010	10/12/2010	1.76	(9.41)	4.18	7.19
Class C with 1% Maximum Deferred Sales Charge	—	—	0.79	(10.27)	4.18	7.19
Class I at NAV	10/12/2010	10/12/2010	2.21	(8.51)	5.21	8.11

MSCI ACWI Index	—	—	3.32%	(8.26)%	5.82%	7.92%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.24%	1.99%	0.99%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Country Allocation (% of net assets)
Top 10 Holdings (% of net assets)[1]
iShares MSCI China ETF	8.0%
Apple, Inc.	4.1
Microsoft Corp.	3.0
iShares MSCI Taiwan ETF	2.2
iShares MSCI South Korea ETF	1.8
Amazon.com, Inc.	1.6
Exxon Mobil Corp.	1.3
NVIDIA Corp.	1.1
Tesla, Inc.	1.0
Alphabet, Inc., Class A	0.9
Total	25.0%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Endnotes and Additional Disclosures

[1]	MSCI ACWI Index is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (9/1/22)	Ending Account Value (2/28/23)	Expenses Paid During Period* (9/1/22 – 2/28/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,021.00	$6.01	1.20%
Class C	$1,000.00	$1,017.60	$9.75	1.95%
Class I	$1,000.00	$1,022.10	$4.76	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.84	$6.01	1.20%
Class C	$1,000.00	$1,015.13	$9.74	1.95%
Class I	$1,000.00	$1,020.08	$4.76	0.95%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2022.
5

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 80.3%
Security	Shares	Value
Aerospace & Defense — 2.0%
Boeing Co. (The)(1)	7,826	$ 1,577,330
General Dynamics Corp.	14,408	3,283,727
L3Harris Technologies, Inc.	6,743	1,424,054
Lockheed Martin Corp.	5,159	2,446,708
Northrop Grumman Corp.	7,587	3,521,203
Raytheon Technologies Corp.	20,455	2,006,431
		$ 14,259,453
Air Freight & Logistics — 0.4%
FedEx Corp.	8,076	$ 1,641,205
United Parcel Service, Inc., Class B	5,551	1,013,002
		$ 2,654,207
Automobiles — 1.2%
Tesla, Inc.(1)	33,246	$ 6,839,035
Toyota Motor Corp.	115,300	1,571,489
		$ 8,410,524
Banks — 3.0%
Bank of America Corp.	78,553	$ 2,694,368
BNP Paribas S.A.	42,794	2,991,777
Citigroup, Inc.	42,863	2,172,726
Commonwealth Bank of Australia(2)	20,294	1,371,039
JPMorgan Chase & Co.	36,466	5,227,401
Royal Bank of Canada	20,281	2,059,164
Toronto-Dominion Bank (The)	25,723	1,712,667
U.S. Bancorp	37,916	1,809,731
Wells Fargo & Co.	32,069	1,499,867
		$ 21,538,740
Beverages — 3.9%
Anheuser-Busch InBev S.A./NV	49,111	$ 2,979,002
Asahi Group Holdings, Ltd.	35,500	1,255,434
Britvic PLC	85,605	855,733
Coca-Cola Co. (The)	73,774	4,390,291
Constellation Brands, Inc., Class A	5,643	1,262,339
Diageo PLC	54,565	2,315,544
Heineken NV	30,350	3,093,530
Keurig Dr Pepper, Inc.	37,576	1,298,251
Kirin Holdings Co., Ltd.	109,600	1,640,546
Monster Beverage Corp.(1)	14,103	1,435,121
Security	Shares	Value
Beverages (continued)
PepsiCo, Inc.	20,199	$ 3,505,132
Pernod Ricard S.A.	16,229	3,385,551
		$ 27,416,474
Biotechnology — 2.3%
AbbVie, Inc.	37,182	$ 5,722,310
Abcam PLC ADR(1)	108,833	1,568,283
Amgen, Inc.	6,887	1,595,442
CSL, Ltd.	9,293	1,849,002
Gilead Sciences, Inc.	14,614	1,176,865
Moderna, Inc.(1)	8,112	1,126,027
Regeneron Pharmaceuticals, Inc.(1)	2,028	1,542,132
Vertex Pharmaceuticals, Inc.(1)	6,247	1,813,442
		$ 16,393,503
Building Products — 0.2%
Daikin Industries, Ltd.	8,000	$ 1,367,957
		$ 1,367,957
Capital Markets — 0.9%
BlackRock, Inc.	3,429	$ 2,364,055
Blackstone, Inc.	13,568	1,231,974
S&P Global, Inc.	7,943	2,710,152
		$ 6,306,181
Chemicals — 3.4%
Air Liquide S.A.	27,484	$ 4,366,558
Air Products and Chemicals, Inc.	2,406	688,068
Akzo Nobel NV	14,153	1,035,361
Arkema S.A.	14,645	1,484,696
BASF SE	22,436	1,148,774
Ecolab, Inc.	11,393	1,815,702
EMS-Chemie Holding AG	3,263	2,472,436
Givaudan S.A.	546	1,645,797
Linde PLC	8,532	2,972,293
Novozymes A/S, Class B	25,857	1,245,374
PPG Industries, Inc.	12,793	1,689,444
Sika AG	6,721	1,884,736
Symrise AG	15,299	1,563,088
		$ 24,012,327
Commercial Services & Supplies — 0.2%
Waste Management, Inc.	8,853	$ 1,325,825
		$ 1,325,825

6
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Communications Equipment — 0.4%
Cisco Systems, Inc.	51,887	$ 2,512,369
		$ 2,512,369
Construction & Engineering — 0.3%
Eiffage S.A.	21,746	$ 2,386,603
		$ 2,386,603
Consumer Finance — 0.3%
American Express Co.	12,901	$ 2,244,645
		$ 2,244,645
Containers & Packaging — 0.4%
AptarGroup, Inc.	9,421	$ 1,099,619
Sonoco Products Co.	29,777	1,758,630
		$ 2,858,249
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	11,101	$ 3,387,803
		$ 3,387,803
Electric Utilities — 3.5%
American Electric Power Co., Inc.	19,784	$ 1,740,399
Duke Energy Corp.	18,338	1,728,540
Emera, Inc.	78,607	3,113,748
Enel SpA	589,511	3,306,897
Exelon Corp.	38,065	1,537,445
Fortis, Inc.(2)	54,179	2,144,131
Hydro One, Ltd.(3)	110,992	2,880,342
Iberdrola S.A.	154,587	1,772,095
NextEra Energy, Inc.	46,079	3,272,991
Southern Co. (The)	29,272	1,845,892
Xcel Energy, Inc.	20,797	1,342,862
		$ 24,685,342
Electrical Equipment — 0.3%
Eaton Corp. PLC	13,323	$ 2,330,592
		$ 2,330,592
Electronic Equipment, Instruments & Components — 0.3%
Keyence Corp.	2,400	$ 1,037,345
Kyocera Corp.	17,600	866,201
		$ 1,903,546
Security	Shares	Value
Energy Equipment & Services — 0.1%
Halliburton Co.	17,903	$ 648,626
		$ 648,626
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	5,248	$ 1,039,157
Crown Castle, Inc.	8,195	1,071,496
Equinix, Inc.	1,786	1,229,250
ProLogis, Inc.	10,172	1,255,225
SmartCentres Real Estate Investment Trust	71,119	1,442,707
		$ 6,037,835
Food & Staples Retailing — 3.8%
Aeon Co., Ltd.(2)	72,800	$ 1,357,856
Alimentation Couche-Tard, Inc.	35,989	1,688,278
Coles Group, Ltd.	129,085	1,576,593
Costco Wholesale Corp.	6,680	3,234,322
Empire Co., Ltd., Class A	50,502	1,339,441
George Weston, Ltd.	13,716	1,718,395
Loblaw Cos., Ltd.	15,090	1,289,590
Metro, Inc.	29,436	1,528,860
North West Co., Inc.	56,888	1,475,044
SAN-A Co., Ltd.(2)	23,800	733,561
Seven & i Holdings Co., Ltd.(2)	41,300	1,846,388
Sysco Corp.	19,550	1,457,844
Walgreens Boots Alliance, Inc.	38,220	1,357,957
Walmart, Inc.	22,939	3,260,320
Woolworths Group, Ltd.(2)	65,870	1,633,662
Yaoko Co., Ltd.	32,800	1,652,189
		$ 27,150,300
Food Products — 4.2%
AAK AB	112,792	$ 1,931,586
Archer-Daniels-Midland Co.	18,533	1,475,227
Barry Callebaut AG	1,436	2,859,282
Danone S.A.	50,935	2,863,174
Ezaki Glico Co., Ltd.	55,800	1,400,986
General Mills, Inc.	17,434	1,386,177
Hershey Co. (The)	6,159	1,467,813
House Foods Group, Inc.	70,500	1,397,656
Kagome Co., Ltd.(2)	68,600	1,515,794
Kerry Group PLC, Class A	12,198	1,167,894
Kewpie Corp.	83,900	1,356,004
MEIJI Holdings Co., Ltd.	19,800	906,756
Mondelez International, Inc., Class A	22,836	1,488,451
Nestle S.A.	48,581	5,473,652

7
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Saputo, Inc.	55,589	$ 1,488,620
Tate & Lyle PLC	169,517	1,635,456
		$ 29,814,528
Gas Utilities — 0.5%
Atmos Energy Corp.	31,563	$ 3,560,622
		$ 3,560,622
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	20,606	$ 2,096,042
Ansell, Ltd.(2)	92,971	1,692,936
Becton, Dickinson and Co.	10,916	2,560,348
Boston Scientific Corp.(1)	42,187	1,970,977
Cochlear, Ltd.(2)	10,509	1,567,151
Edwards Lifesciences Corp.(1)	23,112	1,859,129
EssilorLuxottica S.A.	14,353	2,488,141
GE HealthCare Technologies, Inc.(1)	5,493	417,468
Hoya Corp.	10,600	1,049,429
Intuitive Surgical, Inc.(1)	11,046	2,533,842
Medtronic PLC	54,366	4,501,505
Smith & Nephew PLC	104,856	1,496,143
Stryker Corp.	5,401	1,419,815
		$ 25,652,926
Health Care Providers & Services — 3.7%
AmerisourceBergen Corp.	14,703	$ 2,287,199
Cardinal Health, Inc.	45,032	3,409,373
Centene Corp.(1)	17,304	1,183,594
Cigna Group (The)	6,730	1,965,833
CVS Health Corp.	16,086	1,343,824
Elevance Health, Inc.	3,575	1,679,070
HCA Healthcare, Inc.	5,713	1,390,830
Humana, Inc.	2,650	1,311,803
Laboratory Corp. of America Holdings	6,963	1,666,664
McKesson Corp.	6,198	2,168,122
Quest Diagnostics, Inc.	12,157	1,682,042
Sonic Healthcare, Ltd.	66,505	1,438,711
UnitedHealth Group, Inc.	9,899	4,711,330
		$ 26,238,395
Hotels, Restaurants & Leisure — 0.6%
Booking Holdings, Inc.(1)	645	$ 1,627,980
McDonald's Corp.	8,650	2,282,821
		$ 3,910,801
Security	Shares	Value
Household Durables — 0.2%
Sony Group Corp.	12,400	$ 1,036,844
		$ 1,036,844
Household Products — 1.3%
Clorox Co. (The)	12,240	$ 1,902,586
Colgate-Palmolive Co.	17,988	1,318,520
Kimberly-Clark Corp.	9,787	1,223,864
Procter & Gamble Co. (The)	30,709	4,224,330
Reckitt Benckiser Group PLC	11,786	817,772
		$ 9,487,072
Industrial Conglomerates — 1.0%
General Electric Co.	16,480	$ 1,396,021
Honeywell International, Inc.	9,820	1,880,333
Siemens AG	14,387	2,192,461
Smiths Group PLC	73,039	1,548,866
		$ 7,017,681
Insurance — 0.5%
AIA Group, Ltd.	262,400	$ 2,788,790
Allianz SE	4,446	1,043,980
		$ 3,832,770
Interactive Media & Services — 2.4%
Alphabet, Inc., Class A(1)	73,391	$ 6,609,594
Alphabet, Inc., Class C(1)	70,900	6,402,270
Meta Platforms, Inc., Class A(1)	24,010	4,200,309
		$ 17,212,173
Internet & Direct Marketing Retail — 1.6%
Amazon.com, Inc.(1)	120,737	$ 11,377,047
		$ 11,377,047
IT Services — 1.4%
Automatic Data Processing, Inc.	8,064	$ 1,772,628
International Business Machines Corp.	14,804	1,914,157
Mastercard, Inc., Class A	2,700	959,283
Shopify, Inc., Class A(1)	26,610	1,095,603
Visa, Inc., Class A	18,521	4,073,509
		$ 9,815,180
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	9,822	$ 1,394,429
Danaher Corp.	7,443	1,842,366
IQVIA Holdings, Inc.(1)	6,629	1,381,948

8
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
Lonza Group AG	2,845	$ 1,694,599
Thermo Fisher Scientific, Inc.	4,656	2,522,435
		$ 8,835,777
Machinery — 1.0%
Caterpillar, Inc.	7,223	$ 1,730,270
Deere & Co.	4,200	1,760,808
Illinois Tool Works, Inc.	6,404	1,493,157
PACCAR, Inc.	30,568	2,207,009
		$ 7,191,244
Multi-Utilities — 2.7%
Ameren Corp.	25,528	$ 2,111,421
Canadian Utilities, Ltd., Class A(2)	109,877	2,882,006
Consolidated Edison, Inc.	45,940	4,104,739
Dominion Energy, Inc.	25,846	1,437,554
DTE Energy Co.	18,072	1,982,679
National Grid PLC	141,590	1,776,913
Public Service Enterprise Group, Inc.	28,648	1,731,199
Sempra Energy	11,203	1,680,002
WEC Energy Group, Inc.	14,797	1,311,902
		$ 19,018,415
Oil, Gas & Consumable Fuels — 4.8%
Chevron Corp.	38,314	$ 6,159,742
ConocoPhillips	30,001	3,100,603
Exxon Mobil Corp.	82,742	9,094,173
Hess Corp.	19,465	2,621,936
ONEOK, Inc.	32,144	2,103,825
Pioneer Natural Resources Co.	2,927	586,600
Repsol S.A.	96,746	1,530,022
Shell PLC	120,614	3,653,202
Suncor Energy, Inc.(2)	84,017	2,823,759
Valero Energy Corp.	19,530	2,572,687
		$ 34,246,549
Paper and Forest Products — 0.2%
Mondi PLC	76,463	$ 1,284,985
		$ 1,284,985
Personal Products — 1.3%
Beiersdorf AG	11,990	$ 1,430,953
Estee Lauder Cos., Inc. (The), Class A	4,484	1,089,836
Kao Corp.	33,700	1,255,392
Security	Shares	Value
Personal Products (continued)
L'Oreal S.A.	5,509	$ 2,177,558
Unilever PLC	68,182	3,394,610
		$ 9,348,349
Pharmaceuticals — 7.4%
Astellas Pharma, Inc.	86,300	$ 1,211,874
AstraZeneca PLC	28,780	3,749,401
Bayer AG	28,385	1,685,536
Bristol-Myers Squibb Co.	36,600	2,523,936
Daiichi Sankyo Co., Ltd.	94,400	2,973,254
Dechra Pharmaceuticals PLC	37,534	1,232,892
Eli Lilly & Co.	13,203	4,109,038
GSK PLC	94,086	1,611,779
Hikma Pharmaceuticals PLC	64,000	1,335,272
Johnson & Johnson	35,363	5,419,733
Merck & Co., Inc.	30,386	3,228,209
Novartis AG	50,887	4,282,656
Novo Nordisk A/S, Class B	38,198	5,395,668
Pfizer, Inc.	92,426	3,749,723
Roche Holding AG PC	11,052	3,186,721
Sanofi	33,055	3,090,585
Takeda Pharmaceutical Co., Ltd.	73,500	2,265,584
Zoetis, Inc.	7,062	1,179,354
		$ 52,231,215
Real Estate Management & Development — 0.5%
Mitsubishi Estate Co., Ltd.	112,800	$ 1,402,127
Sun Hung Kai Properties, Ltd.	157,500	2,152,459
		$ 3,554,586
Road & Rail — 0.4%
CSX Corp.	34,321	$ 1,046,447
Seino Holdings Co., Ltd.(2)	87,400	902,164
Union Pacific Corp.	4,711	976,496
		$ 2,925,107
Semiconductors & Semiconductor Equipment — 1.5%
ASML Holding NV	3,858	$ 2,377,902
Intel Corp.	34,478	859,536
NVIDIA Corp.	32,136	7,460,694
		$ 10,698,132
Software — 3.6%
Adobe, Inc.(1)	3,233	$ 1,047,330

9
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Microsoft Corp.	85,666	$ 21,366,814
Oracle Corp.	33,833	2,957,004
		$ 25,371,148
Specialty Retail — 0.2%
Home Depot, Inc. (The)	5,809	$ 1,722,601
		$ 1,722,601
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	199,356	$ 29,387,068
		$ 29,387,068
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	14,363	$ 1,706,181
		$ 1,706,181
Tobacco — 1.3%
Altria Group, Inc.	23,508	$ 1,091,476
British American Tobacco PLC	72,503	2,743,932
Imperial Brands PLC	71,971	1,733,872
Japan Tobacco, Inc.	87,200	1,773,247
Philip Morris International, Inc.	18,363	1,786,720
		$ 9,129,247
Trading Companies & Distributors — 0.4%
ITOCHU Corp.(2)	47,400	$ 1,416,818
Mitsubishi Corp.	41,800	1,419,990
		$ 2,836,808
Water Utilities — 0.2%
Severn Trent PLC	45,906	$ 1,516,241
		$ 1,516,241
Total Common Stocks (identified cost $438,294,419)		$569,790,793

Exchange-Traded Funds — 12.0%
Security	Shares	Value
Equity Funds — 12.0%
iShares MSCI China ETF(2)	1,179,606	$ 56,455,943
Security	Shares	Value
Equity Funds (continued)
iShares MSCI South Korea ETF	220,000	$ 12,870,000
iShares MSCI Taiwan ETF(2)	360,000	15,728,400
Total Exchange-Traded Funds (identified cost $104,228,252)		$ 85,054,343

Short-Term Investments — 12.3%
Affiliated Fund — 7.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(4)	54,210,912	$ 54,210,912
Total Affiliated Fund (identified cost $54,210,912)		$ 54,210,912

Securities Lending Collateral — 4.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%(5)	33,001,392	$ 33,001,392
Total Securities Lending Collateral (identified cost $33,001,392)		$ 33,001,392
Total Short-Term Investments (identified cost $87,212,304)		$ 87,212,304
Total Investments — 104.6% (identified cost $629,734,975)		$742,057,440
Other Assets, Less Liabilities — (4.6)%		$ (32,811,314)
Net Assets — 100.0%		$709,246,126
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at February 28, 2023. The aggregate market value of securities on loan at February 28, 2023 was $40,405,178.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2023, the aggregate value of these securities is $2,880,342 or 0.4% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 28, 2023.
(5)	Represents investment of cash collateral received in connection with securities lending.

10
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	65.5%	$464,880,834
Japan	5.2	36,612,885
United Kingdom	4.3	30,693,223
Canada	4.3	30,682,355
France	3.5	25,234,643
Switzerland	2.1	14,839,506
Netherlands	1.4	10,159,995
Australia	1.3	9,280,092
Germany	1.3	9,064,792
Denmark	0.9	6,641,042
Hong Kong	0.7	4,941,249
Italy	0.5	3,306,897
Spain	0.5	3,302,117
Belgium	0.4	2,979,002
Sweden	0.3	1,931,586
Austria	0.2	1,284,985
Ireland	0.2	1,167,894
Exchange-Traded Funds	12.0	85,054,343
Total Investments	104.6%	$742,057,440
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
11
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Statement of Assets and Liabilities (Unaudited)

February 28, 2023
Assets
Unaffiliated investments, at value (identified cost $575,524,063) — including $40,405,178 of securities on loan	$ 687,846,528
Affiliated investment, at value (identified cost $54,210,912)	54,210,912
Dividends receivable	1,196,346
Dividends receivable from affiliated investment	193,341
Receivable for investments sold	38
Receivable for Fund shares sold	895,575
Securities lending income receivable	8,451
Tax reclaims receivable	515,934
Total assets	$744,867,125
Liabilities
Collateral for securities loaned	$ 33,001,392
Payable for Fund shares redeemed	1,835,415
Due to custodian — foreign currency, at value (identified cost $4,632)	4,702
Payable to affiliates:
Investment adviser and administration fee	461,331
Distribution and service fees	54,548
Accrued expenses	263,611
Total liabilities	$ 35,620,999
Net Assets	$709,246,126
Sources of Net Assets
Paid-in capital	$ 582,543,817
Distributable earnings	126,702,309
Net Assets	$709,246,126
Class A Shares
Net Assets	$ 163,034,274
Shares Outstanding	10,318,041
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.80
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 16.68
Class C Shares
Net Assets	$ 27,627,294
Shares Outstanding	1,787,029
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.46
Class I Shares
Net Assets	$ 518,584,558
Shares Outstanding	32,793,328
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.81
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
12
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Statement of Operations  (Unaudited)

Six Months Ended
February 28, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $201,416)	$ 7,861,086
Dividend income from affiliated investment	646,293
Securities lending income, net	59,811
Total investment income	$ 8,567,190
Expenses
Investment adviser and administration fee	$ 2,980,954
Distribution and service fees:
Class A	202,171
Class C	151,235
Trustees’ fees and expenses	23,536
Custodian fee	107,459
Transfer and dividend disbursing agent fees	182,162
Legal and accounting services	25,996
Printing and postage	24,881
Registration fees	31,109
Miscellaneous	33,064
Total expenses	$ 3,762,567
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 28,308
Total expense reductions	$ 28,308
Net expenses	$ 3,734,259
Net investment income	$ 4,832,931
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 24,809,164
Foreign currency transactions	(84,613)
Capital gain distributions received	1,868,378
Net realized gain	$ 26,592,929
Change in unrealized appreciation (depreciation):
Investments	$ (17,103,306)
Foreign currency	39,997
Net change in unrealized appreciation (depreciation)	$(17,063,309)
Net realized and unrealized gain	$ 9,529,620
Net increase in net assets from operations	$ 14,362,551
13
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Statements of Changes in Net Assets

	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,832,931	$ 9,193,831
Net realized gain	26,592,929	46,489,806
Net change in unrealized appreciation (depreciation)	(17,063,309)	(172,264,702)
Net increase (decrease) in net assets from operations	$ 14,362,551	$(116,581,065)
Distributions to shareholders:
Class A	$ (8,803,667)	$ (23,016,927)
Class C	(1,458,884)	(5,604,507)
Class I	(28,423,260)	(78,326,922)
Total distributions to shareholders	$ (38,685,811)	$(106,948,356)
Transactions in shares of beneficial interest:
Class A	$ 1,376,906	$ 17,840,818
Class C	(4,406,361)	(10,190,507)
Class I	(20,925,018)	51,741,285
Net increase (decrease) in net assets from Fund share transactions	$ (23,954,473)	$ 59,391,596
Net decrease in net assets	$ (48,277,733)	$(164,137,825)
Net Assets
At beginning of period	$ 757,523,859	$ 921,661,684
At end of period	$709,246,126	$ 757,523,859
14
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Financial Highlights

	Class A
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 16.350	$ 21.350	$ 17.830	$ 16.500	$ 17.590	$ 16.720
Income (Loss) From Operations
Net investment income(1)	$ 0.098	$ 0.175	$ 0.123	$ 0.093	$ 0.100	$ 0.082
Net realized and unrealized gain (loss)	0.235	(2.696)	3.853	2.675	(0.386)	1.731
Total income (loss) from operations	$ 0.333	$ (2.521)	$ 3.976	$ 2.768	$ (0.286)	$ 1.813
Less Distributions
From net investment income	$ (0.091)	$ (0.367)	$ (0.084)	$ (0.155)	$ (0.003)	$ (0.045)
From net realized gain	(0.792)	(2.112)	(0.372)	(1.283)	(0.801)	(0.898)
Total distributions	$ (0.883)	$ (2.479)	$ (0.456)	$ (1.438)	$ (0.804)	$ (0.943)
Net asset value — End of period	$ 15.800	$ 16.350	$ 21.350	$ 17.830	$ 16.500	$ 17.590
Total Return(2)	2.10% (3)	(13.48)%	22.71%	17.89%	(1.29)%	11.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$163,034	$167,077	$198,721	$156,477	$117,095	$138,250
Ratios (as a percentage of average daily net assets):
Expenses	1.20% (4)(5)	1.18% (5)	1.21%	1.26%	1.26%	1.23%
Net investment income	1.23% (4)	0.94%	0.63%	0.57%	0.62%	0.47%
Portfolio Turnover	11% (3)	33%	31%	29%	69%	43%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022, respectively).
15
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 15.980	$ 20.900	$ 17.500	$ 16.210	$ 17.350	$ 16.500
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.038	$ 0.032	$ (0.029)	$ (0.025)	$ (0.020)	$ (0.047)
Net realized and unrealized gain (loss)	0.234	(2.651)	3.801	2.617	(0.386)	1.703
Total income (loss) from operations	$ 0.272	$ (2.619)	$ 3.772	$ 2.592	$ (0.406)	$ 1.656
Less Distributions
From net investment income	$ —	$ (0.189)	$ —	$ (0.019)	$ —	$ —
From net realized gain	(0.792)	(2.112)	(0.372)	(1.283)	(0.734)	(0.806)
Total distributions	$ (0.792)	$ (2.301)	$ (0.372)	$ (1.302)	$ (0.734)	$ (0.806)
Net asset value — End of period	$15.460	$15.980	$20.900	$17.500	$ 16.210	$ 17.350
Total Return(2)	1.76% (3)	(14.18)%	21.88%	16.96%	(2.05)%	10.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 27,627	$ 32,995	$ 54,977	$ 67,549	$124,789	$163,931
Ratios (as a percentage of average daily net assets):
Expenses	1.95% (4)(5)	1.93% (5)	1.96%	2.01%	2.01%	1.98%
Net investment income (loss)	0.49% (4)	0.17%	(0.15)%	(0.16)%	(0.13)%	(0.27)%
Portfolio Turnover	11% (3)	33%	31%	29%	69%	43%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022, respectively).
16
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 16.390	$ 21.400	$ 17.850	$ 16.530	$ 17.630	$ 16.760
Income (Loss) From Operations
Net investment income(1)	$ 0.115	$ 0.221	$ 0.171	$ 0.134	$ 0.141	$ 0.128
Net realized and unrealized gain (loss)	0.235	(2.701)	3.870	2.667	(0.393)	1.730
Total income (loss) from operations	$ 0.350	$ (2.480)	$ 4.041	$ 2.801	$ (0.252)	$ 1.858
Less Distributions
From net investment income	$ (0.138)	$ (0.418)	$ (0.119)	$ (0.198)	$ (0.047)	$ (0.090)
From net realized gain	(0.792)	(2.112)	(0.372)	(1.283)	(0.801)	(0.898)
Total distributions	$ (0.930)	$ (2.530)	$ (0.491)	$ (1.481)	$ (0.848)	$ (0.988)
Net asset value — End of period	$ 15.810	$ 16.390	$ 21.400	$ 17.850	$ 16.530	$ 17.630
Total Return(2)	2.21% (3)	(13.27)%	23.09%	18.11%	(1.06)%	11.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$518,585	$557,452	$667,963	$548,888	$540,946	$722,505
Ratios (as a percentage of average daily net assets):
Expenses	0.95% (4)(5)	0.93% (5)	0.96%	1.01%	1.01%	0.98%
Net investment income	1.44% (4)	1.19%	0.87%	0.83%	0.87%	0.74%
Portfolio Turnover	11% (3)	33%	31%	29%	69%	43%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022, respectively).
17
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
18

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

As of February 28, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to February 28, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At August 31, 2022, the Fund had a net capital loss of $10,101,378 attributable to security transactions incurred after October 31, 2021 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund's taxable year ending August 31, 2023.
Additionally, at August 31, 2022, the Fund had a late year ordinary loss of $257,871 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
19

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 631,275,262
Gross unrealized appreciation	$ 155,140,594
Gross unrealized depreciation	(44,358,416)
Net unrealized appreciation	$ 110,782,178
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended February 28, 2023, the investment adviser and administration fee amounted to $2,980,954 or 0.84% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended February 28, 2023, the investment adviser and administration fee paid was reduced by $28,308 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2023, EVM earned $8,295 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,427 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended February 28, 2022 in the amount of $2,078. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2023 amounted to $202,171 for Class A shares.
20

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2023, the Fund paid or accrued to EVD $113,426 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2023 amounted to $37,809 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2023, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $74,205,962 and $157,169,311, respectively, for the six months ended February 28, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	751,054	$ 11,950,003	1,813,303	$ 33,838,140
Issued to shareholders electing to receive payments of distributions in Fund shares	296,054	4,621,402	624,933	11,936,222
Redemptions	(948,769)	(15,194,499)	(1,525,768)	(27,933,544)
Net increase	98,339	$ 1,376,906	912,468	$ 17,840,818
Class C
Sales	106,997	$ 1,656,111	281,699	$ 5,193,613
Issued to shareholders electing to receive payments of distributions in Fund shares	68,898	1,053,450	224,033	4,207,333
Redemptions	(453,226)	(7,115,922)	(1,072,462)	(19,591,453)
Net decrease	(277,331)	$ (4,406,361)	(566,730)	$ (10,190,507)
21

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	4,119,280	$ 65,117,307	7,942,760	$ 145,704,230
Issued to shareholders electing to receive payments of distributions in Fund shares	851,357	13,289,687	2,040,633	38,996,495
Redemptions	(6,193,511)	(99,332,012)	(7,182,916)	(132,959,440)
Net increase (decrease)	(1,222,874)	$(20,925,018)	2,800,477	$ 51,741,285
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2023.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $40,405,178 and $42,132,333, respectively. Collateral received was comprised of cash of $33,001,392 and U.S. government and/or agencies securities of $9,130,941. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
22

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 5,864,106	$ —	$ —	$ —	$ 5,864,106
Exchange-Traded Funds	27,137,286	—	—	—	27,137,286
Total	$33,001,392	$ —	$ —	$ —	$33,001,392
The carrying amount of the liability for collateral for securities loaned at February 28, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2023.
10  Investments in Affiliated Funds
At February 28, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $54,210,912, which represents 7.6% of the Fund's net assets. Transactions in such funds by the Fund for the six months ended February 28, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$18,069,756	$109,874,064	$(73,732,908)	$ —	$ —	$54,210,912	$646,293	54,210,912
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 17,212,173	$ —	$ —	$ 17,212,173
Consumer Discretionary	25,555,665	2,608,333	—	28,163,998
Consumer Staples	50,184,805	62,161,165	—	112,345,970
Energy	29,711,951	5,183,224	—	34,895,175
Financials	29,114,553	8,195,586	—	37,310,139
Health Care	84,054,482	45,297,334	—	129,351,816
Industrials	33,060,618	11,234,859	—	44,295,477
Information Technology	75,405,995	4,281,448	—	79,687,443
23

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Materials	$ 10,023,756	$ 18,131,805	$ —	$ 28,155,561
Real Estate	6,037,835	3,554,586	—	9,592,421
Utilities	40,408,474	8,372,146	—	48,780,620
Total Common Stocks	$400,770,307	$169,020,486*	$ —	$569,790,793
Exchange-Traded Funds	$ 85,054,343	$ —	$ —	$ 85,054,343
Short-Term Investments:
Affiliated Fund	54,210,912	—	—	54,210,912
Securities Lending Collateral	33,001,392	—	—	33,001,392
Total Investments	$573,036,954	$169,020,486	$ —	$742,057,440
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.
24

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustees
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
25

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
26

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
28

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Richard Bernstein Advisors LLC
1251 Avenue of the Americas
Suite 4102
New York, NY 10020
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7773    2.28.23

Eaton Vance
Richard Bernstein All Asset Strategy Fund
Semiannual Report
February 28, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2023
Eaton Vance
Richard Bernstein All Asset Strategy Fund

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Performance

Portfolio Manager(s) Richard Bernstein, Matthew Griswold, CFA, Henry Timmons, CFA and Dan Suzuki, CFA, each of Richard Bernstein Advisors LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2011	09/30/2011	(1.52)%	(10.30)%	0.66%	3.67%
Class A with 5.25% Maximum Sales Charge	—	—	(6.71)	(15.01)	(0.42)	3.12
Class C at NAV	09/30/2011	09/30/2011	(1.81)	(10.90)	(0.06)	3.05
Class C with 1% Maximum Deferred Sales Charge	—	—	(2.79)	(11.79)	(0.06)	3.05
Class I at NAV	09/30/2011	09/30/2011	(1.36)	(10.05)	0.93	3.93

Bloomberg U.S. Aggregate Bond Index	—	—	(2.13)%	(9.72)%	0.53%	1.12%
MSCI ACWI Index	—	—	3.32	(8.26)	5.82	7.92
Blended Index	—	—	0.17	(8.88)	2.94	4.02
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.41%	2.16%	1.16%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Fund Profile

Asset Allocation (% of net assets)
Country Allocation (% of net assets)
Top 10 Holdings (% of net assets)[1]
iShares MBS ETF	11.9%
WisdomTree Floating Rate Treasury Fund	9.3
U.S. Treasury Bonds, 2.25%, 5/15/41	4.8
U.S. Treasury Bonds, 1.875%, 2/15/41	4.7
U.S. Treasury Bonds, 1.375%, 11/15/40	4.0
U.S. Treasury Bonds, 1.125%, 8/15/40	3.7
U.S. Treasury Bonds, 1.75%, 8/15/41	3.0
U.S. Treasury Bonds, 2.75%, 8/15/42	2.9
iShares MSCI China ETF	2.6
U.S. Treasury Bonds, 2.00%, 11/15/41	2.2
Total	49.1%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI ACWI Index is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI ACWI Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (9/1/22)	Ending Account Value (2/28/23)	Expenses Paid During Period* (9/1/22 – 2/28/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 984.80	$6.05	1.23%
Class C	$1,000.00	$ 981.90	$9.73	1.98%
Class I	$1,000.00	$ 986.40	$4.83	0.98%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.16	1.23%
Class C	$1,000.00	$1,014.98	$9.89	1.98%
Class I	$1,000.00	$1,019.94	$4.91	0.98%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2022.
5

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 31.4%
Security	Shares	Value
Aerospace & Defense — 1.1%
General Dynamics Corp.	6,767	$ 1,542,267
L3Harris Technologies, Inc.	3,167	668,839
Lockheed Martin Corp.	2,409	1,142,492
Northrop Grumman Corp.	2,658	1,233,604
Raytheon Technologies Corp.	10,185	999,047
		$ 5,586,249
Automobiles — 0.6%
Tesla, Inc.(1)	9,458	$ 1,945,605
Toyota Motor Corp.(2)	65,100	887,285
		$ 2,832,890
Banks — 1.4%
BNP Paribas S.A.	21,426	$ 1,497,916
Citigroup, Inc.	21,814	1,105,752
Commonwealth Bank of Australia(2)	7,421	501,354
JPMorgan Chase & Co.	12,598	1,805,923
Royal Bank of Canada	7,763	788,191
Toronto-Dominion Bank (The)	9,775	650,831
Wells Fargo & Co.	20,776	971,693
		$ 7,321,660
Beverages — 1.7%
Anheuser-Busch InBev S.A./NV	14,959	$ 907,391
Asahi Group Holdings, Ltd.	14,600	516,319
Coca-Cola Co. (The)	31,206	1,857,069
Diageo PLC	14,143	600,179
Heineken NV	9,255	943,348
Kirin Holdings Co., Ltd.	55,100	824,763
PepsiCo, Inc.	10,052	1,744,324
Pernod Ricard S.A.	5,035	1,050,358
		$ 8,443,751
Biotechnology — 0.9%
AbbVie, Inc.	10,899	$ 1,677,356
Amgen, Inc.	1,757	407,027
CSL, Ltd.	4,313	858,145
Gilead Sciences, Inc.	8,927	718,891
Vertex Pharmaceuticals, Inc.(1)	2,945	854,904
		$ 4,516,323
Security	Shares	Value
Building Products — 0.1%
Daikin Industries, Ltd.	3,700	$ 632,680
		$ 632,680
Capital Markets — 0.3%
Charles Schwab Corp. (The)	4,234	$ 329,913
CME Group, Inc.	2,642	489,721
S&P Global, Inc.	1,692	577,311
		$ 1,396,945
Chemicals — 1.6%
Air Liquide S.A.	7,404	$ 1,176,321
Eastman Chemical Co.	12,240	1,042,848
Ecolab, Inc.	4,963	790,953
EMS-Chemie Holding AG	830	628,907
Givaudan S.A.	200	602,856
Linde PLC	4,676	1,628,978
PPG Industries, Inc.	8,831	1,166,222
Sherwin-Williams Co. (The)	3,111	688,620
Sika AG	2,434	682,554
		$ 8,408,259
Communications Equipment — 0.2%
Cisco Systems, Inc.	23,755	$ 1,150,217
		$ 1,150,217
Construction & Engineering — 0.1%
Eiffage S.A.	4,734	$ 519,552
		$ 519,552
Electric Utilities — 1.2%
American Electric Power Co., Inc.	4,378	$ 385,132
Emera, Inc.	24,044	952,421
Enel SpA	180,039	1,009,939
Exelon Corp.	7,734	312,376
Fortis, Inc.(2)	13,288	525,872
Hydro One, Ltd.(3)	34,567	897,045
Iberdrola S.A.	28,270	324,071
NextEra Energy, Inc.	21,667	1,539,007
Southern Co. (The)	6,397	403,395
		$ 6,349,258
Electrical Equipment — 0.2%
Eaton Corp. PLC	5,895	$ 1,031,212
		$ 1,031,212

6
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.1%
Keyence Corp.	1,500	$ 648,341
		$ 648,341
Equity Real Estate Investment Trusts (REITs) — 0.3%
Equinix, Inc.	1,097	$ 755,032
ProLogis, Inc.	6,250	771,250
		$ 1,526,282
Food & Staples Retailing — 1.5%
Aeon Co., Ltd.(2)	36,500	$ 680,793
Alimentation Couche-Tard, Inc.	11,402	534,879
Costco Wholesale Corp.	2,078	1,006,126
George Weston, Ltd.	6,428	805,326
Loblaw Cos., Ltd.	6,137	524,467
SAN-A Co., Ltd.(2)	14,700	453,082
Seven & i Holdings Co., Ltd.(2)	20,700	925,430
Sysco Corp.	9,153	682,539
Walmart, Inc.	6,925	984,250
Yaoko Co., Ltd.(2)	16,300	821,057
		$ 7,417,949
Food Products — 2.0%
AAK AB(2)	27,379	$ 468,871
Archer-Daniels-Midland Co.	8,728	694,749
Barry Callebaut AG	445	886,059
Danone S.A.	15,793	887,761
Ezaki Glico Co., Ltd.	28,000	703,004
House Foods Group, Inc.(2)	35,400	701,802
Kagome Co., Ltd.	34,500	762,316
Kerry Group PLC, Class A	8,381	802,437
Kewpie Corp.	42,100	680,426
MEIJI Holdings Co., Ltd.	11,400	522,071
Mondelez International, Inc., Class A	14,285	931,096
Nestle S.A.	15,141	1,705,946
Saputo, Inc.	23,295	623,818
		$ 10,370,356
Gas Utilities — 0.3%
Atmos Energy Corp.	12,432	$ 1,402,454
		$ 1,402,454
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	5,567	$ 566,275
Ansell, Ltd.(2)	27,347	497,970
Becton, Dickinson and Co.	2,823	662,135
Boston Scientific Corp.(1)	19,765	923,421
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(1)	10,536	$ 847,516
EssilorLuxottica S.A.	4,441	769,862
Hoya Corp.	5,400	534,614
Intuitive Surgical, Inc.(1)	3,801	871,911
Medtronic PLC	16,044	1,328,443
Stryker Corp.	3,303	868,293
		$ 7,870,440
Health Care Providers & Services — 1.5%
AmerisourceBergen Corp.	4,523	$ 703,598
Cardinal Health, Inc.	11,294	855,069
Cigna Group (The)	2,086	609,321
CVS Health Corp.	4,689	391,719
Elevance Health, Inc.	2,177	1,022,472
HCA Healthcare, Inc.	3,509	854,266
Humana, Inc.	1,365	675,702
Laboratory Corp. of America Holdings	2,137	511,512
McKesson Corp.	1,919	671,285
Quest Diagnostics, Inc.	3,828	529,642
UnitedHealth Group, Inc.	2,320	1,104,181
		$ 7,928,767
Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp.	2,108	$ 556,322
		$ 556,322
Household Durables — 0.1%
Sony Group Corp.	7,600	$ 635,485
		$ 635,485
Household Products — 0.9%
Clorox Co. (The)	5,728	$ 890,360
Colgate-Palmolive Co.	11,122	815,243
Kimberly-Clark Corp.	4,432	554,222
Procter & Gamble Co. (The)	12,142	1,670,253
Reckitt Benckiser Group PLC	10,759	746,513
		$ 4,676,591
Industrial Conglomerates — 0.3%
Siemens AG	5,562	$ 847,603
Smiths Group PLC	32,780	695,134
		$ 1,542,737
Insurance — 0.3%
AIA Group, Ltd.	35,800	$ 380,483

7
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Allianz SE	4,167	$ 978,467
		$ 1,358,950
Interactive Media & Services — 1.0%
Alphabet, Inc., Class A(1)	21,917	$ 1,973,845
Alphabet, Inc., Class C(1)	20,407	1,842,752
Meta Platforms, Inc., Class A(1)	8,516	1,489,789
		$ 5,306,386
Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.(1)	32,144	$ 3,028,929
		$ 3,028,929
IT Services — 0.5%
Mastercard, Inc., Class A	2,952	$ 1,048,816
Visa, Inc., Class A	7,929	1,743,904
		$ 2,792,720
Life Sciences Tools & Services — 0.5%
Danaher Corp.	3,285	$ 813,136
Lonza Group AG	1,319	785,651
Thermo Fisher Scientific, Inc.	1,287	697,245
		$ 2,296,032
Machinery — 0.2%
Deere & Co.	2,661	$ 1,115,598
		$ 1,115,598
Multi-Utilities — 0.9%
Ameren Corp.	6,090	$ 503,704
Canadian Utilities, Ltd., Class A(2)	33,543	879,812
Consolidated Edison, Inc.	11,787	1,053,168
Dominion Energy, Inc.	11,454	637,071
DTE Energy Co.	4,301	471,863
National Grid PLC	29,419	369,200
Public Service Enterprise Group, Inc.	6,248	377,567
Sempra Energy	2,376	356,305
		$ 4,648,690
Oil, Gas & Consumable Fuels — 1.0%
Chevron Corp.	5,677	$ 912,691
Exxon Mobil Corp.	13,674	1,502,909
Shell PLC	39,775	1,204,720
Valero Energy Corp.	10,843	1,428,349
		$ 5,048,669
Security	Shares	Value
Paper and Forest Products — 0.1%
Mondi PLC	40,460	$ 679,943
		$ 679,943
Personal Products — 0.6%
Beiersdorf AG	8,756	$ 1,044,990
Kao Corp.	16,900	629,559
L'Oreal S.A.	1,302	514,645
Unilever PLC	17,493	870,932
		$ 3,060,126
Pharmaceuticals — 2.8%
Astellas Pharma, Inc.	40,100	$ 563,107
AstraZeneca PLC	7,903	1,029,587
Bayer AG	14,353	852,299
Bristol-Myers Squibb Co.	12,765	880,275
Daiichi Sankyo Co., Ltd.	29,400	925,992
Eli Lilly & Co.	3,549	1,104,520
GSK PLC	43,636	747,525
Johnson & Johnson	6,413	982,856
Merck & Co., Inc.	9,391	997,700
Novartis AG	14,498	1,220,153
Novo Nordisk A/S, Class B	9,908	1,399,557
Pfizer, Inc.	32,933	1,336,092
Roche Holding AG PC	3,144	906,537
Sanofi	4,338	405,595
Takeda Pharmaceutical Co., Ltd.	13,700	422,293
Zoetis, Inc.	4,313	720,271
		$ 14,494,359
Real Estate Management & Development — 0.4%
Daiwa House Industry Co., Ltd.	41,900	$ 967,101
Mitsubishi Estate Co., Ltd.	77,700	965,827
		$ 1,932,928
Road & Rail — 0.1%
Central Japan Railway Co.	2,900	$ 325,597
		$ 325,597
Semiconductors & Semiconductor Equipment — 0.7%
ASML Holding NV	1,735	$ 1,069,378
NVIDIA Corp.	11,101	2,577,208
		$ 3,646,586

8
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software — 1.2%
Microsoft Corp.	23,985	$ 5,982,339
		$ 5,982,339
Specialty Retail — 0.2%
Home Depot, Inc. (The)	2,565	$ 760,625
		$ 760,625
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	49,223	$ 7,255,963
		$ 7,255,963
Tobacco — 0.5%
British American Tobacco PLC	20,070	$ 759,564
Imperial Brands PLC	21,298	513,096
Japan Tobacco, Inc.	43,800	890,690
Philip Morris International, Inc.	4,852	472,100
		$ 2,635,450
Trading Companies & Distributors — 0.3%
ITOCHU Corp.(2)	29,100	$ 869,819
Mitsubishi Corp.	25,700	873,056
		$ 1,742,875
Water Utilities — 0.1%
Severn Trent PLC	9,320	$ 307,833
		$ 307,833
Total Common Stocks (identified cost $128,139,621)		$161,185,318

Exchange-Traded Funds — 24.8%
Security	Shares	Value
Equity Funds — 3.6%
iShares MSCI China ETF	285,745	$ 13,675,756
iShares MSCI South Korea ETF	41,800	2,445,300
iShares MSCI Taiwan ETF	56,700	2,477,223
		$ 18,598,279
Fixed Income Funds — 21.2%
iShares MBS ETF	655,400	$ 60,958,754
Security	Shares	Value
Fixed Income Funds (continued)
WisdomTree Floating Rate Treasury Fund(2)	950,987	$ 47,825,136
		$108,783,890
Total Exchange-Traded Funds (identified cost $134,970,612)		$127,382,169

U.S. Treasury Obligations — 38.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 5/15/40	$2,189	$ 1,387,105
1.125%, 8/15/40	30,048	18,937,554
1.375%, 11/15/40	31,282	20,569,137
1.75%, 8/15/41	21,998	15,251,812
1.875%, 2/15/41	33,780	24,158,709
2.00%, 11/15/41	15,424	11,155,276
2.25%, 5/15/41	32,109	24,411,297
2.75%, 8/15/42	18,085	14,748,893
3.375%, 8/15/42	6,817	6,139,741
3.875%, 8/15/40	11,023	10,821,172
4.00%, 11/15/42	9,983	9,844,075
4.375%, 11/15/39	8,790	9,199,552
4.50%, 5/15/38	3,450	3,661,919
U.S. Treasury Notes:
0.25%, 6/15/24	2,989	2,809,790
0.25%, 8/31/25	2,014	1,808,729
0.625%, 10/15/24	3,780	3,526,808
0.875%, 1/31/24	2,328	2,240,003
1.00%, 12/15/24	1,856	1,732,491
1.50%, 11/30/24	3,917	3,695,327
1.50%, 2/15/25	2,256	2,116,646
2.50%, 4/30/24	2,023	1,962,730
3.875%, 1/15/26	1,905	1,871,915
4.00%, 12/15/25	2,142	2,113,552
4.50%, 11/15/25	3,256	3,250,386
Total U.S. Treasury Obligations (identified cost $215,111,773)		$197,414,619

9
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 5.9%
Affiliated Fund — 5.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(4)	26,858,659	$ 26,858,659
Total Affiliated Fund (identified cost $26,858,659)		$ 26,858,659

Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%(5)	3,651,469	$ 3,651,469
Total Securities Lending Collateral (identified cost $3,651,469)		$ 3,651,469
Total Short-Term Investments (identified cost $30,510,128)		$ 30,510,128
Total Investments — 100.6% (identified cost $508,732,134)		$516,492,234
Other Assets, Less Liabilities — (0.6)%		$ (3,220,565)
Net Assets — 100.0%		$513,271,669
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at February 28, 2023. The aggregate market value of securities on loan at February 28, 2023 was $6,717,449.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2023, the aggregate value of these securities is $897,045 or 0.2% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 28, 2023.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	64.4%	$330,502,867
Japan	3.6	18,362,509
United Kingdom	1.5	7,521,016
Canada	1.4	7,182,662
France	1.3	6,822,010
Switzerland	0.9	4,806,180
Germany	0.7	3,723,359
Netherlands	0.6	3,217,446
Denmark	0.3	1,399,557
Italy	0.2	1,009,939
Australia	0.2	999,324
Belgium	0.2	907,391
Ireland	0.1	802,437
Austria	0.1	679,943
Sweden	0.1	468,871
Hong Kong	0.1	380,483
Spain	0.1	324,071
Exchange-Traded Funds	24.8	127,382,169
Total Investments	100.6%	$516,492,234
Abbreviations:
PC	– Participation Certificate

10
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Statement of Assets and Liabilities (Unaudited)

February 28, 2023
Assets
Unaffiliated investments, at value (identified cost $481,873,475) — including $6,717,449 of securities on loan	$ 489,633,575
Affiliated investment, at value (identified cost $26,858,659)	26,858,659
Interest and dividends receivable	1,268,582
Dividends receivable from affiliated investment	73,664
Receivable for Fund shares sold	533,441
Securities lending income receivable	5,139
Tax reclaims receivable	273,805
Total assets	$518,646,865
Liabilities
Collateral for securities loaned	$ 3,651,469
Payable for Fund shares redeemed	1,038,417
Due to custodian — foreign currency, at value (identified cost $225)	177
Payable to affiliates:
Investment adviser and administration fee	341,707
Distribution and service fees	65,318
Accrued expenses	278,108
Total liabilities	$ 5,375,196
Net Assets	$513,271,669
Sources of Net Assets
Paid-in capital	$ 521,400,310
Accumulated loss	(8,128,641)
Net Assets	$513,271,669
Class A Shares
Net Assets	$ 93,687,730
Shares Outstanding	7,111,617
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.17
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 13.90
Class C Shares
Net Assets	$ 59,044,707
Shares Outstanding	4,578,671
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 12.90
Class I Shares
Net Assets	$ 360,539,232
Shares Outstanding	27,256,202
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.23
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Statement of Operations  (Unaudited)

Six Months Ended
February 28, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $70,606)	$ 5,512,907
Dividend income from affiliated investment	360,121
Interest income	2,706,387
Securities lending income, net	75,522
Total investment income	$ 8,654,937
Expenses
Investment adviser and administration fee	$ 2,511,186
Distribution and service fees:
Class A	119,268
Class C	314,619
Trustees’ fees and expenses	17,323
Custodian fee	86,598
Transfer and dividend disbursing agent fees	176,546
Legal and accounting services	34,568
Printing and postage	25,907
Registration fees	36,212
Miscellaneous	36,478
Total expenses	$ 3,358,705
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 18,303
Total expense reductions	$ 18,303
Net expenses	$ 3,340,402
Net investment income	$ 5,314,535
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (7,489,420)
Foreign currency transactions	(50,566)
Capital gain distributions received	603,040
Net realized loss	$ (6,936,946)
Change in unrealized appreciation (depreciation):
Investments	$ (10,722,438)
Foreign currency	45,931
Net change in unrealized appreciation (depreciation)	$(10,676,507)
Net realized and unrealized loss	$(17,613,453)
Net decrease in net assets from operations	$(12,298,918)
12
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Statements of Changes in Net Assets

	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,314,535	$ 9,382,562
Net realized gain (loss)	(6,936,946)	5,092,746
Net change in unrealized appreciation (depreciation)	(10,676,507)	(119,026,368)
Net decrease in net assets from operations	$ (12,298,918)	$(104,551,060)
Distributions to shareholders:
Class A	$ (739,421)	$ (6,140,478)
Class C	(10,105)	(4,238,359)
Class I	(4,482,837)	(35,703,092)
Total distributions to shareholders	$ (5,232,363)	$ (46,081,929)
Transactions in shares of beneficial interest:
Class A	$ (6,822,271)	$ 5,286,684
Class C	(8,692,608)	(11,043,458)
Class I	(163,632,453)	(12,626,474)
Net decrease in net assets from Fund share transactions	$(179,147,332)	$ (18,383,248)
Net decrease in net assets	$(196,678,613)	$(169,016,237)
Net Assets
At beginning of period	$ 709,950,282	$ 878,966,519
At end of period	$ 513,271,669	$ 709,950,282
13
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Financial Highlights

	Class A
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.480	$ 16.210	$ 15.140	$ 14.370	$ 15.110	$ 14.330
Income (Loss) From Operations
Net investment income(1)	$ 0.109	$ 0.153	$ 0.127	$ 0.097	$ 0.161	$ 0.157
Net realized and unrealized gain (loss)	(0.314)	(2.040)	1.390	1.284	(0.542)	0.934
Total income (loss) from operations	$ (0.205)	$ (1.887)	$ 1.517	$ 1.381	$ (0.381)	$ 1.091
Less Distributions
From net investment income	$ (0.103)	$ (0.139)	$ (0.084)	$ (0.191)	$ (0.071)	$ (0.154)
From net realized gain	(0.002)	(0.704)	(0.363)	(0.420)	(0.288)	(0.157)
Total distributions	$ (0.105)	$ (0.843)	$ (0.447)	$ (0.611)	$ (0.359)	$ (0.311)
Net asset value — End of period	$13.170	$ 13.480	$ 16.210	$15.140	$14.370	$15.110
Total Return(2)	(1.52)% (3)	(12.29)%	10.23%	9.93%	(2.43)%	7.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 93,688	$102,903	$118,419	$ 97,873	$ 76,453	$ 87,728
Ratios (as a percentage of average daily net assets):
Expenses	1.23% (4)(5)	1.18% (5)	1.18%	1.21%	1.22%	1.20%
Net investment income	1.67% (4)	1.03%	0.82%	0.68%	1.14%	1.05%
Portfolio Turnover	20% (3)	70%	63%	70%	85%	44%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022, respectively).
14
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.140	$ 15.810	$ 14.780	$ 14.030	$ 14.790	$ 14.030
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.058	$ 0.041	$ 0.008	$ (0.010)	$ 0.054	$ 0.045
Net realized and unrealized gain (loss)	(0.296)	(1.992)	1.351	1.258	(0.531)	0.920
Total income (loss) from operations	$ (0.238)	$ (1.951)	$ 1.359	$ 1.248	$ (0.477)	$ 0.965
Less Distributions
From net investment income	$ —	$ (0.015)	$ —	$ (0.078)	$ —	$ (0.048)
From net realized gain	(0.002)	(0.704)	(0.329)	(0.420)	(0.283)	(0.157)
Total distributions	$ (0.002)	$ (0.719)	$ (0.329)	$ (0.498)	$ (0.283)	$ (0.205)
Net asset value — End of period	$12.900	$13.140	$15.810	$ 14.780	$ 14.030	$ 14.790
Total Return(2)	(1.81)% (3)	(12.92)%	9.34%	9.14%	(3.16)%	6.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 59,045	$ 69,060	$ 95,493	$101,075	$121,049	$141,787
Ratios (as a percentage of average daily net assets):
Expenses	1.98% (4)(5)	1.93% (5)	1.93%	1.96%	1.97%	1.95%
Net investment income (loss)	0.92% (4)	0.28%	0.05%	(0.07)%	0.39%	0.31%
Portfolio Turnover	20% (3)	70%	63%	70%	85%	44%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022, respectively).
15
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.560	$ 16.300	$ 15.220	$ 14.440	$ 15.190	$ 14.390
Income (Loss) From Operations
Net investment income(1)	$ 0.127	$ 0.191	$ 0.167	$ 0.133	$ 0.199	$ 0.196
Net realized and unrealized gain (loss)	(0.312)	(2.050)	1.392	1.294	(0.552)	0.952
Total income (loss) from operations	$ (0.185)	$ (1.859)	$ 1.559	$ 1.427	$ (0.353)	$ 1.148
Less Distributions
From net investment income	$ (0.143)	$ (0.177)	$ (0.116)	$ (0.227)	$ (0.109)	$ (0.191)
From net realized gain	(0.002)	(0.704)	(0.363)	(0.420)	(0.288)	(0.157)
Total distributions	$ (0.145)	$ (0.881)	$ (0.479)	$ (0.647)	$ (0.397)	$ (0.348)
Net asset value — End of period	$ 13.230	$ 13.560	$ 16.300	$ 15.220	$ 14.440	$ 15.190
Total Return(2)	(1.36)% (3)	(12.06)%	10.47%	10.24%	(2.22)%	8.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$360,539	$537,988	$665,055	$546,890	$467,649	$563,130
Ratios (as a percentage of average daily net assets):
Expenses	0.98% (4)(5)	0.93% (5)	0.93%	0.96%	0.97%	0.95%
Net investment income	1.94% (4)	1.28%	1.06%	0.92%	1.40%	1.32%
Portfolio Turnover	20% (3)	70%	63%	70%	85%	44%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended February 28, 2023 and the year ended August 31, 2022, respectively).
16
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European
17

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to February 28, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At August 31, 2022, the Fund had a net capital loss of $8,835,592 attributable to security transactions incurred after October 31, 2021 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2023.
18

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 509,584,718
Gross unrealized appreciation	$ 40,616,587
Gross unrealized depreciation	(33,709,071)
Net unrealized appreciation	$ 6,907,516
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended February 28, 2023, the investment adviser and administration fee amounted to $2,511,186 or 0.84% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended February 28, 2023, the investment adviser and administration fee paid was reduced by $18,303 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2023, EVM earned $18,590 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,869 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2023 amounted to $119,268 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2023, the Fund paid or accrued to EVD $235,964 for Class C shares.
19

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2023 amounted to $78,655 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2023, the Fund was informed that EVD received approximately $2,000 and $600 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 15,535,040	$ 162,357,374
U.S. Government and Agency Securities	98,114,094	106,869,225
	$113,649,134	$269,226,599
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	800,409	$ 10,493,236	1,815,520	$ 26,927,658
Issued to shareholders electing to receive payments of distributions in Fund shares	32,063	419,380	240,481	3,698,597
Redemptions	(1,354,829)	(17,734,887)	(1,728,072)	(25,339,571)
Net increase (decrease)	(522,357)	$ (6,822,271)	327,929	$ 5,286,684
Class C
Sales	183,944	$ 2,349,425	555,171	$ 8,195,808
Issued to shareholders electing to receive payments of distributions in Fund shares	590	7,564	210,589	3,175,685
Redemptions	(861,201)	(11,049,597)	(1,549,249)	(22,414,951)
Net decrease	(676,667)	$ (8,692,608)	(783,489)	$ (11,043,458)
20

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	4,851,267	$ 64,336,654	9,888,341	$ 148,682,343
Issued to shareholders electing to receive payments of distributions in Fund shares	236,554	3,105,953	1,716,596	26,504,235
Redemptions	(17,511,255)	(231,075,060)	(12,732,342)	(187,813,052)
Net decrease	(12,423,434)	$(163,632,453)	(1,127,405)	$ (12,626,474)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2023.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $6,717,449 and $7,067,816, respectively. Collateral received was comprised of cash of $3,651,469 and U.S. government and/or agencies securities of $3,416,347. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
21

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 2,224,919	$ —	$ —	$ —	$ 2,224,919
Exchange-Traded Funds	1,426,550	—	—	—	1,426,550
Total	$3,651,469	$ —	$ —	$ —	$3,651,469
The carrying amount of the liability for collateral for securities loaned at February 28, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2023.
10  Investments in Affiliated Funds
At February 28, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $26,858,659, which represents 5.2% of the Fund's net assets. Transactions in such funds by the Fund for the six months ended February 28, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$31,573,762	$143,658,213	$(148,373,316)	$ —	$ —	$26,858,659	$360,121	26,858,659
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 5,306,386	$ —	$ —	$ 5,306,386
Consumer Discretionary	6,291,481	1,522,770	—	7,814,251
Consumer Staples	14,790,821	21,813,402	—	36,604,223
Energy	3,843,949	1,204,720	—	5,048,669
Financials	6,719,335	3,358,220	—	10,077,555
Health Care	25,187,034	11,918,887	—	37,105,921
Industrials	7,733,059	4,763,441	—	12,496,500
Information Technology	19,758,447	1,717,719	—	21,476,166
22

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Materials	$ 5,317,621	$ 3,770,581	$ —	$ 9,088,202
Real Estate	1,526,282	1,932,928	—	3,459,210
Utilities	10,697,192	2,011,043	—	12,708,235
Total Common Stocks	$107,171,607	$ 54,013,711*	$ —	$161,185,318
Exchange-Traded Funds	$ 127,382,169	$ —	$ —	$ 127,382,169
U.S. Treasury Obligations	—	197,414,619	—	197,414,619
Short-Term Investments:
Affiliated Fund	26,858,659	—	—	26,858,659
Securities Lending Collateral	3,651,469	—	—	3,651,469
Total Investments	$265,063,904	$251,428,330	$ —	$516,492,234
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
23

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustees
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
24

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
25

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
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Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Richard Bernstein Advisors LLC
1251 Avenue of the Americas
Suite 4102
New York, NY 10020
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7781    2.28.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	April 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	April 25, 2023